UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                -------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2005



TO OUR SHAREHOLDERS,

      During the fiscal year ended September 30, 2005, the Gabelli Small Cap Growth Fund (the "Fund") rose 20.58%, while the Russell 2000 Index and the Value Line Composite Index both rose by 17.95% and 19.24%, respectively. The Fund gained 4.72% year-to-date through September 30th, outperforming the Russell 2000 Index return of 3.38%.

      Enclosed are the investment portfolio and financial statements as of September 30, 2005.


COMPARATIVE RESULTS

------------------------------------------------------------------------------------------------------------
                        AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2005 (A)(B)
                        --------------------------------------------------------
                                                                                                     Since
                                                Year to                                            Inception
                                      Quarter    Date      1 Year    3 Year     5 Year    10 Year (10/22/91)
------------------------------------------------------------------------------------------------------------
  GABELLI SMALL CAP GROWTH FUND
    CLASS AAA ......................  3.27%      4.72%     20.58%    23.21%    11.91%     13.21%    15.46%
  Russell 2000 Index ...............  4.69       3.38      17.95     24.12      6.45       9.37     11.37
  Value Line Composite Index .......  4.88       4.75      19.24     26.86     10.69      12.84     13.64
  Class A ..........................  3.27       4.72      20.57     23.22     11.91      13.21     15.46
                                     (2.66)(c)  (1.32)(c)  13.64(c)  20.81(c)  10.59(c)   12.54(c)  14.98(c)
  Class B ..........................  3.07       4.12      19.69     22.69     11.62      13.06     15.36
                                     (1.93)(d)  (0.88)(d)  14.69(d)  22.02(d)  11.36(d)   13.06(d)  15.36(d)
  Class C ..........................  3.10       4.15      19.69     22.69     11.62      13.06     15.36
                                      2.10(d)    3.15(d)   18.69(d)  22.69(d)  11.62(d)   13.06(d)  15.36(d)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION
      Small cap stocks made headway during the fiscal year ended September 30, 2005. The Gabelli Small Cap Fund gained 20.58% over the past twelve months, outperforming its benchmark, the Russell 2000 Index, which rose 17.95%.

      The year's nearly 15% outperformance over the Russell resulted primarily from our stocks reacting favorably to a series of company-specific positive news events, and to a lesser extent on merger and acquisition activity within the names we own. Winners outnumbered losers by over 2-to-1, and unlike in previous years, micro-cap names (under $100 million in market capitalization) were outshone by "larger" companies.

      As is often the case, our portfolio's greatest successes and disappointments came from a wide range of industry groups. Oil services equipment provider RPC topped our performance list, followed by the TV operator Liberty Corp., industrial parts manufacturer Precision Castparts, and medical appliances and equipment manufacturer Inamed. Other excellent performers included Kaman, Unova and Thomas & Betts.

      Laggards included auto parts manufacturer Standard Motor Products, broadcaster Spanish Broadcasting Systems, paper products company Nashua Corp., men's clothier Hartmarx Corp., and gaming company Boyd Gaming. In general, consumer-oriented stocks underperformed somewhat as investors worried about a potential decline in consumer spending.

      During the fiscal year, a number of portfolio holdings benefited from being takeover targets. These included Ascential Software, Cablevision, Catellus Development, Corixa, CTS, CUNO, Great Lakes Chemical, Hibernia, Inamed, Mykrolis, Neiman Marcus Group, Pulitzer Inc., Thomas Industries, Titan Corp., UnitedGlobalCom, Western Wireless, John Wiley & Sons and Wyndham International.

      As of September 30th, the Fund is overweight in Autos & Transportation, Consumer Discretionary, Consumer Staples, Producer Durables, Materials & Processing and Utilities compared to the benchmark Russell 2000 Index. Sectors that are underweight as of the end of the fiscal year included Energy, Financial Services, Healthcare and Technology.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE GABELLI SMALL CAP GROWTH FUND CLASS AAA,
                  THE RUSSELL 2000 INDEX, AND THE S&P 500 INDEX

                Gabelli Small Cap
                      Growth Fund
                      (Class AAA)        Russell 2000 Index       S&P 500 Index
10/22/91                   10,000                    10,000              10,000
9/30/92                    13,186                    10,854              11,174
9/30/93                    17,228                    14,456              12,623
9/30/94                    17,999                    14,835              13,088
9/30/95                    21,504                    18,307              16,976
9/30/96                    23,871                    20,710              20,426
9/30/97                    33,950                    27,584              28,684
9/30/98                    29,356                    22,338              31,288
9/30/99                    35,005                    26,597              39,983
9/30/00                    42,356                    32,818              45,289
9/30/01                    39,192                    25,858              33,238
9/30/02                    39,736                    23,453              26,434
9/30/03                    50,775                    32,013              32,876
9/30/04                    61,641                    38,022              37,433
9/30/05                    74,330                    44,852              41,580

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                 1 Year          5 Year        10 Year           Life of Fund
--------------------------------------------------------------------------------
Class AAA        20.58%          11.91%         13.21%              15.46%
--------------------------------------------------------------------------------

*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2005 through September 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2005.

                             Beginning       Ending      Annualized   Expenses
                           Account Value  Account Value   Expense   Paid During
                             04/01/05       09/30/05        Ratio     Period*
--------------------------------------------------------------------------------
GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                   $1,000.00      $1,067.30        1.48%      $ 7.67
Class A                     $1,000.00      $1,067.30        1.50%      $ 7.77
Class B                     $1,000.00      $1,063.30        2.23%      $11.53
Class C                     $1,000.00      $1,063.30        2.24%      $11.59

HYPOTHETICAL 5% RETURN
Class AAA                   $1,000.00      $1,017.65        1.48%      $ 7.49
Class A                     $1,000.00      $1,017.55        1.50%      $ 7.59
Class B                     $1,000.00      $1,013.89        2.23%      $11.26
Class C                     $1,000.00      $1,013.84        2.24%      $11.31

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI SMALL CAP GROWTH FUND
Equipment and Supplies ......................... 12.4%
Health Care ....................................  8.3%
Diversified Industrial .........................  7.8%
Energy and Utilities ...........................  6.5%
Hotels and Gaming ..............................  4.9%
Specialty Chemicals ............................  4.2%
U.S. Government Obligations ....................  4.1%
Food and Beverage ..............................  4.0%
Automotive: Parts and Accessories ..............  3.9%
Retail .........................................  3.9%
Aviation: Parts and Services ...................  3.7%
Financial Services .............................  3.5%
Broadcasting ...................................  3.3%
Publishing .....................................  3.2%
Business Services ..............................  3.2%
Consumer Products ..............................  2.9%
Cable ..........................................  2.4%
Manufactured Housing and
   Recreational Vehicles .......................  2.3%
Communications Equipment .......................  1.9%
Entertainment ..................................  1.8%
Telecommunications .............................  1.4%
Electronics ....................................  1.4%
Wireless Communications ........................  1.3%
Consumer Services ..............................  1.2%
Environmental Services .........................  1.1%
Real Estate ....................................  1.1%
Computer Software and Services .................  0.9%
Transportation .................................  0.9%
Closed-End Funds ...............................  0.6%
Metals and Mining ..............................  0.5%
Satellite ......................................  0.4%
Automotive .....................................  0.3%
Paper and Forest Products ......................  0.2%
Building and Construction ......................  0.2%
Aerospace ......................................  0.2%
Home Furnishings ...............................  0.1%
Educational Services ...........................  0.1%
Other Assets and Liabilities -- Net ............ (0.1)%
                                                 ------
                                                 100.0%
                                                 ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC
REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                  MARKET
      SHARES                                          COST         VALUE
      ------                                          ----        ------
              COMMON STOCKS -- 95.3%
              AEROSPACE -- 0.2%
      60,000  Herley Industries Inc.+ ...........$  1,169,703   $  1,117,800
                                                 ------------   ------------
              AGRICULTURE -- 0.0%
       1,200  Cadiz Inc.+ .......................       4,500         22,800
       1,500  Mosaic Co.+ .......................      10,470         24,030
                                                 ------------   ------------
                                                       14,970         46,830
                                                 ------------   ------------
              AUTOMOTIVE -- 0.3%
      72,000  Adesa Inc. ........................   1,258,284      1,591,200
       6,000  Oshkosh Truck Corp. ...............      89,796        258,960
                                                 ------------   ------------
                                                    1,348,080      1,850,160
                                                 ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
       3,816  Aftermarket Technology
                Corp.+ ..........................      47,013         70,176
      80,000  BorgWarner Inc. ...................   1,711,945      4,516,800
      40,000  Federal-Mogul Corp.+ ..............      79,500         19,996
     200,000  Midas Inc.+ .......................   2,538,716      3,976,000
     210,000  Modine Manufacturing Co. ..........   4,904,094      7,702,800
       7,875  Monro Muffler Brake Inc. ..........      52,860        206,876
     120,000  Pep Boys -
                Manny, Moe & Jack ...............   1,628,358      1,660,800
     199,693  Proliance International Inc.+ .....   1,482,212      1,094,318
       2,000  Puradyn Filter
                Technologies Inc.+ ..............       2,750          2,300
     200,000  Raytech Corp.+ ....................     565,387        249,000
     200,000  Scheib (Earl) Inc.+ ...............   1,331,353        750,000
      33,500  Spartan Motors Inc. ...............     365,563        364,145
     170,000  Standard Motor Products Inc. ......   2,539,350      1,378,700
      27,000  Strattec Security Corp.+ ..........   1,058,830      1,399,950
       6,000  Superior Industries
                International Inc. ..............     167,156        129,120
     230,000  Tenneco Automotive Inc.+ ..........     480,700      4,027,300
      28,000  Thor Industries Inc. ..............     259,454        952,000
                                                 ------------   ------------
                                                   19,215,241     28,500,281
                                                 ------------   ------------
              AVIATION: PARTS AND SERVICES -- 3.7%
      25,000  AAR Corp.+ ........................     302,990        429,500
      10,000  Astronics Corp.+ ..................      48,990         96,500
      75,000  Aviall Inc.+ ......................     544,108      2,533,500
       7,000  Barnes Group Inc. .................     119,437        251,020
      61,200  Curtiss-Wright Corp. ..............   1,497,271      3,776,652
       7,500  Ducommun Inc.+ ....................      80,125        165,000
      20,000  EDO Corp. .........................     441,767        600,600
      30,000  Embraer-Empresa Brasileira
                de Aeronautica SA, ADR ..........     508,773      1,158,000
     197,000  Fairchild Corp., Cl. A+ ...........   1,197,530        457,040
      24,000  Gamesa Corporacion
                Tecnologica SA ..................     146,892        368,632
     240,000  GenCorp Inc.+ .....................   2,275,688      4,476,000
     450,000  Kaman Corp., Cl. A ................   7,139,210      9,202,500
     105,000  Moog Inc., Cl. A+ .................     668,914      3,099,600
       8,000  Woodward Governor Co. .............     347,309        680,400
                                                 ------------   ------------
                                                   15,319,004     27,294,944
                                                 ------------   ------------

                                                                  MARKET
      SHARES                                          COST         VALUE
      ------                                          ----        ------
              BROADCASTING -- 3.1%
     120,000  Acme Communications Inc.+ .........$    919,240   $    466,800
      24,100  Beasley Broadcast Group Inc.,
                Cl. A+ ..........................     271,741        338,605
       2,000  Cogeco Inc. .......................      39,014         46,882
     255,000  Crown Media Holdings Inc.,
                Cl. A+ ..........................   1,857,589      2,792,250
       3,333  CTN  Media  Group  Inc.+ (b) ......      16,800              3
     323,600  Granite Broadcasting Corp.+ .......     643,723        126,204
     390,000  Gray Television Inc. ..............   4,022,231      4,130,100
      38,300  Gray Television Inc., Cl. A .......     563,192        379,170
      48,000  Hearst-Argyle Television Inc. .....     425,523      1,233,120
     183,900  Liberty Corp. .....................   5,983,141      8,623,071
      20,000  Nexstar Broadcasting
                Group Inc., Cl. A+ ..............     200,977        114,000
      77,000  Paxson Communications Corp.+ ......     448,973         34,650
      94,650  Salem Communications
                Corp., Cl. A+ ...................   1,412,784      1,745,346
     200,000  Sinclair Broadcast
                Group Inc., Cl. A ...............   2,156,325      1,774,000
      57,000  Spanish Broadcasting
                System Inc., Cl. A+ .............     508,514        409,260
     127,300  Young Broadcasting Inc., Cl. A+ ...   1,933,112        444,277
                                                 ------------   ------------
                                                   21,402,879     22,657,738
                                                 ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.2%
      16,500  Florida Rock Industries Inc. ......      96,939      1,057,485
      25,000  Huttig Building Products Inc.+ ....      90,165        226,250
       1,000  Universal Forest Products Inc. ....      12,125         57,320
                                                 ------------   ------------
                                                      199,229      1,341,055
                                                 ------------   ------------
              BUSINESS SERVICES -- 2.7%
       2,000  Acco Brands Corp.+ ................      52,700         56,440
     220,000  AMICAS Inc.+ ......................     981,583      1,188,000
       6,000  BB Holdings Ltd. ..................      26,620         40,266
       5,000  BrandPartners Group Inc.+ .........       4,850          3,700
     610,400  Career Blazers Inc.+ (b) ..........     236,019        107,125
       2,400  Carlisle Group Ltd.+ ..............       3,630          6,773
       1,000  CheckFree Corp.+ ..................       9,040         37,820
      20,000  Donnelley (R.H.) Corp.+ ...........     269,035      1,265,200
     232,000  Edgewater Technology Inc.+ ........     979,622      1,106,640
      79,800  GP Strategies Corp.+ ..............     258,537        718,998
      80,000  Industrial Distribution
                Group Inc.+ .....................     224,062        737,600
      60,000  Interactive Data Corp. ............     534,171      1,359,000
      13,000  Landauer Inc. .....................     234,859        637,000
       4,000  MDC Partners Inc., Cl. A+ .........      12,360         28,800
     166,000  Nashua Corp.+ .....................   1,597,567      1,029,200
     100,000  Paxar Corp.+ ......................   1,199,175      1,685,000
      80,000  Sohgo Security Services Co. Ltd. ..   1,016,197      1,171,248
      25,000  Stamps.com Inc.+ ..................     137,340        430,250
       4,000  StarTek Inc. ......................      62,677         52,800
      80,000  The Brink's Co. ...................   1,986,050      3,284,800
     100,000  Trans-Lux Corp. (a) ...............     821,193        605,000
     130,000  UNOVA Inc.+ .......................   2,457,802      4,547,400
                                                 ------------   ------------
                                                   13,105,089     20,099,060
                                                 ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                  MARKET
      SHARES                                          COST         VALUE
      ------                                          ----        ------
              COMMON STOCKS (CONTINUED)
              CABLE -- 2.4%
     230,000  Adelphia Communications
                Corp., Cl. A+ ...................$     29,650   $     20,700
     510,000  Cablevision Systems Corp.,
                Cl. A+ ..........................   3,013,883     15,641,700
       9,329  Liberty  Global Inc., Cl. A+ ......     249,972        252,629
       9,329  Liberty Global Inc., Cl. C+ .......     240,169        240,222
      97,500  Lin TV Corp., Cl. A+ ..............   1,956,277      1,360,125
       4,000  Outdoor Channel
                Holdings Inc.+ ..................      44,765         59,040
                                                 ------------   ------------
                                                    5,534,716     17,574,416
                                                 ------------   ------------
              CLOSED-END FUNDS -- 0.6%
      60,000  Central Europe and Russia
                Fund Inc. .......................     920,409      2,946,000
      36,700  Germany Fund Inc. .................     386,832        317,455
      50,000  MVC Capital Inc. ..................     461,995        590,000
      54,000  New Germany Fund Inc. .............     635,491        565,380
      11,000  Spain Fund Inc. ...................     103,029        144,100
                                                 ------------   ------------
                                                    2,507,756      4,562,935
                                                 ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.9%
     100,000  Andrew Corp.+ .....................     417,077      1,115,000
     150,000  Communications Systems Inc. .......   1,040,821      1,687,500
     260,900  Sycamore Networks Inc.+ ...........     778,040        983,593
     290,000  Thomas & Betts Corp.+ .............   5,352,259      9,978,900
                                                 ------------   ------------
                                                    7,588,197     13,764,993
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.9%
      73,000  Borland Software Corp.+ ...........     612,810        424,860
      90,000  FalconStor Software Inc.+ .........     636,867        545,400
      20,900  Global Sources Ltd.+ ..............     306,293        165,131
      50,000  Jupitermedia Corp.+ ...............     435,800        885,500
         200  Macromedia Inc.+ ..................       2,371          8,134
      20,187  MKS Instruments Inc.+ .............     367,981        347,822
       3,000  NAVTEQ Corp.+ .....................     115,450        149,850
     160,000  OpenTV Corp., Cl. A+ ..............     860,410        459,200
       8,000  Phoenix Technologies Ltd.+ ........      55,158         60,240
     800,000  StorageNetworks Inc. Escrow+ (b) ..           0         24,000
     360,000  Tyler Technologies Inc.+ ..........   1,411,950      2,980,800
     230,000  Xanser Corp.+ .....................     776,660        713,000
                                                 ------------   ------------
                                                    5,581,750      6,763,937
                                                 ------------   ------------
              CONSUMER PRODUCTS -- 2.9%
      53,500  Action Performance
                Companies Inc. ..................     651,187        668,750
      27,000  Adams Golf Inc.+ ..................      71,200         36,450
       5,250  Alberto-Culver Co. ................     169,298        234,937
      16,000  Ashworth Inc.+ ....................      69,906        109,280
      33,500  Chofu Seisakusho Co. Ltd. .........     484,644        733,329
      37,500  Church & Dwight Co. Inc. ..........     354,732      1,385,250
      35,000  Coachmen Industries Inc. ..........     436,787        402,150
     100,000  Department 56 Inc.+ ...............   1,188,025      1,250,000
       6,000  Elizabeth Arden Inc.+ .............      82,125        129,480
       4,000  Genlyte Group Inc.+ ...............       8,580        192,320
       2,000  Harley-Davidson Inc. ..............       4,713         96,880
     180,000  Hartmarx Corp.+ ...................     830,789      1,179,000

                                                                  MARKET
      SHARES                                          COST         VALUE
      ------                                          ----        ------

      80,000  Jacuzzi Brands Inc.+ ..............$    534,949   $    644,800
       5,000  Levcor International Inc.+ ........       7,650          6,050
       4,000  Madden (Steven) Ltd.+ .............      30,540         91,680
     292,000  Marine Products Corp. .............     194,337      3,220,760
      52,000  National Presto Industries Inc. ...   1,811,655      2,226,120
      90,000  Revlon Inc., Cl. A+ ...............     311,417        289,800
       2,000  Scotts Miracle-Gro Co., Cl. A .....      45,880        175,860
       4,000  Spectrum Brands Inc.+ .............      46,000         94,200
      14,000  Stewart Enterprises Inc., Cl. A ...      65,467         92,820
      87,425  Syratech Corp.+ ...................      17,426          6,994
      11,000  Water Pik Technologies Inc.+ ......     205,926        223,300
      17,000  WD-40 Co. .........................     470,278        450,670
     699,100  Weider Nutrition
                International Inc.+ .............   1,873,361      3,698,239
     160,000  Wolverine World Wide Inc. .........   1,487,475      3,368,000
                                                 ------------   ------------
                                                   11,454,347     21,007,119
                                                 ------------   ------------
              CONSUMER SERVICES -- 1.2%
      30,500  Bowlin Travel Centers Inc.+ .......      23,611         49,563
       2,500  Collectors Universe Inc.+ .........       8,720         31,750
      10,000  eLong Inc., ADR+ ..................     115,711        124,650
      40,000  Expedia Inc.+ .....................     386,014        792,400
      47,500  IAC/InterActiveCorp+ ..............     558,573      1,204,125
      16,000  Martha Stewart Living
                Omnimedia Inc., Cl. A+ ..........     167,206        400,320
      20,000  Response USA Inc.+ ................      16,500             51
     310,000  Rollins Inc. ......................   2,677,158      6,051,200
      10,000  TiVo Inc.+ ........................      74,563         54,900
                                                 ------------   ------------
                                                    4,028,056      8,708,959
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 7.8%
     173,000  Acuity Brands Inc. ................   2,323,864      5,132,910
      43,000  Amatsuji Steel Ball Mfg. Co. Ltd. .     357,633        560,606
     100,000  Ampco-Pittsburgh Corp. ............     972,481      1,550,000
       6,000  Anixter International Inc.+ .......      57,120        241,980
     148,000  Baldor Electric Co. ...............   2,929,157      3,751,800
     150,000  Crane Co. .........................   3,282,255      4,461,000
     100,000  Delta plc .........................     212,289        234,584
       5,000  ESCO Technologies Inc.+ ...........      83,189        250,350
         803  Foster Wheeler Ltd.+ ..............       3,183         24,805
       6,000  Gardner Denver Inc.+ ..............     103,046        267,600
     155,500  Greif Inc., Cl. A .................   3,074,650      9,345,550
       1,000  Greif Inc., Cl. B .................      29,800         57,570
     141,100  Griffon Corp.+ ....................   3,518,477      3,471,060
      26,000  Harbor Global Co. Ltd.+ ...........      63,215        236,600
       5,000  Insteel Industries Inc. ...........       4,250         76,450
      70,000  Katy Industries Inc.+ .............     562,756        170,800
     230,000  Lamson & Sessions Co.+ ............   1,384,221      4,213,600
      73,000  Lindsay Manufacturing Co. .........     781,892      1,606,730
     160,000  MagneTek Inc.+ ....................   1,053,438        540,800
      37,000  Matthews International Corp.,
                Cl. A ...........................     861,644      1,398,230
     275,000  Myers Industries Inc. .............   2,505,876      3,201,000
     130,000  National Patent
                Development Corp.+ ..............      86,241        338,000
     610,400  Noel Group Inc.+ (b) ..............      55,045        117,685
      80,000  Oil-Dri Corporation of America ....     810,055      1,397,600

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                  MARKET
      SHARES                                          COST         VALUE
      ------                                          ----        ------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
      15,000  Olin Corp. ........................$    232,292   $    284,850
     220,000  Park-Ohio Holdings Corp.+ .........   1,220,379      3,863,200
     100,000  Precision Castparts Corp. .........   1,702,840      5,310,000
      32,000  Roper Industries Inc. .............     620,029      1,257,280
      40,000  Sonoco Products Co. ...............   1,071,920      1,092,400
      63,000  Standex International Corp. .......   1,253,307      1,658,790
      45,000  Tech/Ops Sevcon Inc. ..............     286,240        268,425
      60,400  Tredegar Corp. ....................     831,508        785,804
      45,048  WHX Corp.+ ........................     929,655        495,528
                                                 ------------   ------------
                                                   33,263,947     57,663,587
                                                 ------------   ------------
              EDUCATIONAL SERVICES -- 0.1%
       2,000  Career Education Corp.+ ...........      61,350         71,120
      10,000  School Specialty Inc.+ ............     399,980        487,800
                                                 ------------   ------------
                                                      461,330        558,920
                                                 ------------   ------------
              ELECTRONICS -- 1.4%
     200,000  California Micro Devices Corp.+ ...   1,569,337      1,544,000
     210,000  CTS Corp. .........................   2,213,523      2,541,000
      20,000  Fargo Electronics+ ................     118,827        349,400
      20,000  Greatbatch Inc.+ ..................     487,480        548,800
      12,000  Imax Corp.+ .......................     119,450        125,160
     160,000  KEMET Corp.+ ......................   1,303,236      1,340,800
      22,000  Lowrance Electronics Inc. .........      58,991        558,580
      93,700  Park Electrochemical Corp. ........   2,154,498      2,497,105
      10,000  Trident Microsystems Inc.+ ........     119,857        318,100
      20,000  Zoran Corp.+ ......................     121,523        286,000
                                                 ------------   ------------
                                                    8,266,722     10,108,945
                                                 ------------   ------------
              ENERGY AND UTILITIES -- 6.5%
       5,000  AGL Resources Inc. ................      85,875        185,550
     420,000  Aquila Inc.+ ......................   1,430,627      1,663,200
       6,400  BIW Ltd. ..........................      94,562        126,080
      95,000  Callon Petroleum Co.+ .............     939,533      1,988,350
     142,000  CH Energy Group Inc. ..............   5,982,836      6,742,160
      12,000  Chesapeake Utilities Corp. ........     236,752        421,800
     120,000  CMS Energy Corp.+ .................     715,100      1,974,000
      23,000  Connecticut Water Service Inc. ....     464,832        568,560
     180,000  Covanta Holding Corp.+ ............     778,662      2,417,400
     120,000  Duquesne Light Holdings Inc. ......   1,663,452      2,065,200
     150,000  El Paso Electric Co.+ .............   1,983,209      3,127,500
      20,000  Environmental Power Corp.+ ........     110,000        159,000
      99,000  Florida Public Utilities Co. ......     784,438      1,572,120
      43,000  Middlesex Water Co. ...............     743,997        965,350
      10,000  Nicor Inc. ........................     221,003        420,300
       2,000  PetroQuest Energy Inc.+ ...........       5,250         20,880
     436,500  RPC Inc. ..........................   1,028,612     11,244,240
      35,000  SEMCO Energy Inc.+ ................     218,317        230,650
      48,000  SJW Corp. .........................   1,557,739      2,317,440
      52,500  Southern Union Co.+ ...............     682,575      1,352,925
     112,000  Southwest Gas Corp. ...............   1,959,693      3,067,680
      10,000  Tesoro Corp. ......................     140,934        672,400
       4,000  Toreador Resources Corp.+ .........      15,250        141,600
      10,000  Vestas Wind Systems A/S+ ..........      89,988        241,575
      10,000  W-H Energy Services Inc.+ .........     212,864        324,200
     170,000  Westar Energy Inc. ................   2,801,066      4,102,100
                                                 ------------   ------------
                                                   24,947,166     48,112,260
                                                 ------------   ------------

                                                                  MARKET
      SHARES                                          COST         VALUE
      ------                                          ----        ------
              ENTERTAINMENT -- 1.8%
      42,500  Canterbury Park Holding Corp. .....$    594,314   $    606,050
         500  Discovery Holding Co., Cl. A+ .....       6,095          7,220
     200,000  Dover Motorsports Inc. ............   1,098,503      1,368,000
      78,000  Fisher Communications Inc.+ .......   4,537,195      3,631,680
     151,000  GC Companies Inc.+ (b) ............     164,590        129,860
     572,000  Gemstar-TV Guide
                International Inc.+ .............   3,194,364      1,693,120
      16,000  International Speedway
                Corp., Cl. A ....................     515,479        839,520
       2,500  International Speedway
                Corp., Cl. B ....................      45,000        128,750
       5,000  Liberty Media Corp., Cl. A+ .......      37,439         40,250
      10,000  Metromedia International
                Group Inc.+ .....................       6,700         18,400
     330,000  Six Flags Inc.+ ...................   1,664,994      2,372,700
     200,000  Topps Co. Inc. ....................   1,626,618      1,642,000
      50,000  World Wrestling
                Entertainment Inc. ..............     581,120        650,000
      38,000  WPT Enterprises Inc.+ .............     298,988        335,160
                                                 ------------   ------------
                                                   14,371,399     13,462,710
                                                 ------------   ------------
              ENVIRONMENTAL SERVICES -- 1.1%
     225,000  Allied Waste Industries Inc.+ .....   2,183,048      1,901,250
      25,000  Catalytica Energy Systems Inc.+ ...     201,360         35,000
     175,000  Republic Services Inc. ............   2,490,315      6,175,750
                                                 ------------   ------------
                                                    4,874,723      8,112,000
                                                 ------------   ------------
              EQUIPMENT AND SUPPLIES -- 12.4%
     170,000  AMETEK Inc. .......................   1,017,397      7,304,900
     425,000  Baldwin Technology Co. Inc.,
                Cl. A+ ..........................   1,353,684      1,831,750
      74,500  Belden CDT Inc. ...................   1,222,516      1,447,535
      12,000  C&D Technologies Inc. .............     235,929        112,920
      50,000  Capstone Turbine Corp.+ ...........     103,400        177,500
     205,000  CIRCOR International Inc. .........   3,175,395      5,627,250
     424,000  CLARCOR Inc. ......................   2,615,605     12,177,280
     235,000  Core Molding Technologies Inc.+ ...     406,193      1,332,450
     180,000  Crown Holdings Inc.+ ..............     727,278      2,869,200
       2,000  Danaher Corp. .....................      34,106        107,660
      66,000  Donaldson Co. Inc. ................     761,576      2,014,980
      97,300  Entegris Inc.+ ....................     781,566      1,099,490
     440,000  Fedders Corp. .....................   1,988,849        941,600
     205,000  Flowserve Corp.+ ..................   3,728,714      7,451,750
     176,000  Franklin Electric Co. Inc. ........   1,428,629      7,284,640
      40,000  General Magnaplate Corp.+ (b) .....      83,762         60,000
     151,200  Gerber Scientific Inc.+ ...........   1,463,943      1,185,408
     100,343  Gorman-Rupp Co. ...................   1,956,301      2,413,249
      84,000  Graco Inc. ........................     928,834      2,879,520
     150,000  GrafTech International Ltd.+ ......   1,005,827        814,500
       4,000  Hughes Supply Inc. ................      28,473        130,400
      60,000  IDEX Corp. ........................     556,738      2,553,000
      20,000  Imagistics International Inc.+ ....     387,725        837,000
     160,000  Interpump Group SpA ...............     628,395      1,078,781
       4,500  Jarden Corp.+ .....................      12,770        184,815
      10,000  K-Tron International Inc.+ ........      74,932        338,300
      32,200  L.S. Starrett Co., Cl. A ..........     604,032        589,582

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES (CONTINUED)
      28,000  Littelfuse Inc.+ ..................$    538,592   $    787,640
     108,000  Lufkin Industries Inc. ............   1,037,615      4,703,400
      55,000  Maezawa Kyuso
                Industries Co. Ltd. .............     359,609        995,640
      20,000  Met-Pro Corp. .....................     192,469        310,200
       1,000  Middleby Corp.+ ...................      37,310         72,500
      19,000  Mueller Industries Inc. ...........     577,116        527,630
      10,000  Plantronics Inc. ..................     246,559        308,100
      50,000  Robbins & Myers Inc. ..............   1,023,975      1,124,000
      40,500  Sequa Corp., Cl. A+ ...............   1,502,140      2,389,500
      80,000  Sequa Corp., Cl. B+ ...............   3,631,577      4,810,400
      92,000  SL Industries Inc.+ ...............   1,070,831      1,312,840
      15,000  Smith (A.O.) Corp., Cl. A .........     336,569        427,500
       5,000  Teleflex Inc. .....................      76,167        352,500
      48,000  Tennant Co. .......................   1,556,465      1,967,040
       5,000  Valmont Industries Inc. ...........      40,625        146,800
       7,875  Watsco Inc., Cl. B ................      23,627        414,225
     190,500  Watts Water Technologies
                Inc., Cl. A .....................   3,366,746      5,495,925
      15,000  Wolverine Tube Inc.+ ..............     150,915        112,500
                                                 ------------   ------------
                                                   43,081,476     91,103,800
                                                 ------------   ------------
              FINANCIAL SERVICES -- 3.5%
      10,500  Alleghany Corp.+ ..................   1,893,812      3,213,000
      40,000  Argonaut Group Inc.+ ..............     867,813      1,080,400
      92,900  Bancshares of Florida Inc.+ .......   1,393,500      2,054,948
      66,000  Bankgesellschaft Berlin AG+ .......   1,280,794        237,173
      79,000  BKF Capital Group Inc. ............   1,528,661      2,443,470
     365,000  CNA Surety Corp.+ .................   4,005,795      5,190,300
       4,000  Crazy Woman Creek
                Bancorp Inc. ....................      51,340         59,200
      37,000  Epoch Holding Corp.+ ..............      63,098        185,000
       3,000  Federal Agricultural
                Mortgage Corp., Cl. C ...........      24,000         73,020
      33,000  First Republic Bank ...............     636,067      1,162,590
      94,100  Flushing Financial Corp. ..........   1,374,594      1,540,417
      22,500  Hibernia Corp., Cl. A .............     389,057        675,900
      50,000  LaBranche & Co. Inc.+ .............     428,836        434,500
       1,000  LandAmerica Financial
                Group Inc. ......................      12,175         64,650
       1,500  Leucadia National Corp. ...........      24,354         64,650
     107,500  Midland Co. .......................     822,714      3,873,225
       1,500  NetBank Inc. ......................       6,000         12,465
      25,000  NewAlliance Bancshares Inc. .......     373,848        366,000
      38,400  Sterling Bancorp ..................     670,453        864,384
      20,000  SWS Group Inc. ....................     338,350        328,000
      50,000  Wilmington Trust Corp. ............   1,574,410      1,822,500
                                                 ------------   ------------
                                                   17,759,671     25,745,792
                                                 ------------   ------------
              FOOD AND BEVERAGE -- 4.0%
      30,000  Boston Beer Co. Inc., Cl. A+ ......     468,757        750,000
      24,000  Brown-Forman Corp., Cl. A .........     665,535      1,482,000
      11,250  Cheesecake Factory Inc.+ ..........      37,036        351,450
         100  Compania Cervecerias
                Unidas SA, ADR ..................       2,455          2,594

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
      38,000  Corn Products
                International Inc. ..............$    617,424   $    766,460
      19,282  Cruzan International Inc.+ ........     326,522        540,089
     100,000  Del Monte Foods Co.+ ..............     997,536      1,073,000
      85,000  Denny's Corp.+ ....................     132,580        352,750
      40,000  Dynasty Fine Wines Group Ltd.+ ....      13,958         15,211
         100  Embotelladora Andina SA,
                Cl. A, ADR ......................       1,295          1,562
      25,000  Farmer Brothers Co. ...............     389,323        504,750
     290,000  Flowers Foods Inc. ................   2,382,449      7,911,200
         500  Genesee Corp., Cl. A+ .............           0            800
      21,500  Genesee Corp., Cl. B+ .............      32,823         36,550
     701,500  Grupo Continental SA ..............   1,058,724      1,227,315
      10,000  Hain Celestial Group Inc.+ ........     184,774        194,000
       6,000  J & J Snack Foods Corp. ...........     100,375        346,800
     210,000  Kikkoman Corp. ....................   1,375,672      2,016,385
      20,000  Meiji Seika Kaisha Ltd. ...........      87,470        103,770
      35,000  MGP Ingredients Inc. ..............     243,900        392,000
      10,000  Nathan's Famous Inc.+ .............      82,691         90,000
       5,000  Northland Cranberries Inc., Cl. A .       4,200          1,100
       4,000  Omni Nutraceuticals Inc.+ .........      13,562              5
      20,000  PepsiAmericas Inc. ................     286,588        454,600
      55,000  Ralcorp Holdings Inc. .............     828,181      2,305,600
      64,000  Smucker (J.M.) Co. ................   1,518,450      3,106,560
     100,000  The Steak n Shake Co.+ ............   1,088,229      1,815,000
      38,857  Tootsie Roll Industries Inc. ......     596,810      1,233,710
      50,000  Triarc Companies Inc., Cl. A ......     355,474        840,000
     120,000  Triarc Companies Inc., Cl. B ......   1,025,442      1,832,400
         100  Vina Concha Y Toro SA, ADR ........       8,305          8,500
       1,000  Willamette Valley
                Vineyards Inc.+ .................       3,994          5,030
                                                 ------------   ------------
                                                   14,930,534     29,761,191
                                                 ------------   ------------
              HEALTH CARE -- 8.3%
      50,000  Align Technology Inc.+ ............     444,171        336,000
      90,000  AngioDynamics Inc.+ ...............   2,021,360      1,890,000
       5,000  Anika Therapeutics Inc.+ ..........      64,475         59,100
      15,000  Animas Corp.+ .....................     313,462        235,500
      55,000  ArthroCare Corp.+ .................   1,133,267      2,212,100
       7,800  Bio-Rad Laboratories Inc.,
                Cl. A+ ..........................     309,943        428,922
       1,000  Biomet Inc. .......................      30,350         34,710
      10,000  Biosite Inc.+ .....................     253,600        618,600
       9,000  Bruker BioSciences Corp.+ .........      34,729         39,420
     205,000  Chemed Corp. ......................   3,405,548      8,884,700
       1,000  CNS Inc. ..........................      12,240         26,070
      45,500  CONMED Corp.+ .....................   1,337,014      1,268,540
      82,000  Del Global Technologies Corp.+ ....     260,262        205,000
       1,000  Digene Corp.+ .....................       8,000         28,500
      95,000  Edwards Lifesciences Corp.+ .......   3,358,437      4,218,950
       1,102  Enzo Biochem Inc.+ ................      13,091         16,927
      65,000  Exactech Inc.+ ....................     920,376        962,000
       8,000  Fisher Scientific
                International Inc.+ .............     184,007        496,400
      48,000  Henry Schein Inc.+ ................     844,631      2,045,760
      34,000  ICU Medical Inc.+ .................   1,015,386        977,840
     112,000  INAMED Corp.+ .....................   2,038,734      8,476,160

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
       2,000  Integra LifeSciences
                Holdings+ .......................$     43,600   $     76,520
      33,000  Inverness Medical
                Innovations Inc.+ ...............     604,926        875,490
      26,000  Invitrogen Corp.+ .................   1,338,072      1,955,980
     100,000  Lifecore Biomedical Inc.+ .........     958,195      1,209,000
      15,000  MWI Veterinary Supply Inc.+ .......     285,435        299,250
      15,000  Nabi Biopharmaceuticals+ ..........     105,625        196,500
       3,000  NeoPharm Inc.+ ....................      29,760         37,200
       5,000  NeuroMetrix Inc.+ .................     132,176        148,850
       1,300  Nobel Biocare Holding AG ..........     100,171        306,284
      10,600  NWH Inc. ..........................     161,306        152,110
      34,000  Orthofix International NV+ ........   1,133,250      1,482,400
       2,000  OrthoLogic Corp.+ .................       6,750          7,660
      35,000  Owens & Minor Inc. ................     692,324      1,027,250
      60,000  Penwest
                Pharmaceuticals Co.+ ............     482,987      1,051,800
      18,900  Possis Medical Inc.+ ..............     194,460        207,144
      43,000  Priority Healthcare Corp., Cl. B+ .     862,278      1,197,980
      30,000  PSS World Medical Inc.+ ...........     367,273        400,200
     150,000  Quidel Corp.+ .....................     666,409      1,419,000
     100,000  Regeneration
                Technologies Inc.+ ..............   1,003,406        817,000
      44,200  Schick Technologies Inc.+ .........     383,549      1,162,460
     590,000  Snia SpA+ .........................     133,755         73,746
      50,000  Sonic Innovations Inc.+ ...........     244,370        221,200
   1,880,000  Sorin SpA+ ........................   6,403,312      5,174,208
      20,000  SSL International plc .............     101,906         95,068
       2,500  Straumann Holding AG ..............     224,697        669,634
       4,200  Stryker Corp. .....................     162,570        207,606
     155,000  Sybron Dental Specialties Inc.+ ...   2,964,637      6,444,900
      41,000  Thoratec Corp.+ ...................     491,798        728,160
       1,000  Wright Medical Group Inc.+ ........      16,460         24,680
       5,100  Young Innovations Inc. ............     128,516        193,086
                                                 ------------   ------------
                                                   38,427,056     61,323,565
                                                 ------------   ------------
              HOME FURNISHINGS -- 0.1%
      15,000  Bassett Furniture Industries Inc. .     262,461        279,300
       4,000  Bed Bath & Beyond Inc.+ ...........      11,125        160,720
       1,000  Foamex International Inc.+ ........       8,062             43
      30,000  La-Z-Boy Inc. .....................     250,200        395,700
                                                 ------------   ------------
                                                      531,848        835,763
                                                 ------------   ------------
              HOTELS AND GAMING -- 4.9%
     269,000  Aztar Corp.+ ......................   4,420,952      8,287,890
      12,000  Boyd Gaming Corp. .................      90,225        517,440
      70,000  Churchill Downs Inc. ..............   2,235,482      2,472,400
      80,000  Dover Downs Gaming &
                Entertainment Inc. ..............     796,488      1,088,000
     150,000  Gaylord Entertainment Co.+ ........   4,244,031      7,147,500
      10,002  Harrah's Entertainment Inc. .......     498,147        652,030
       5,000  Jury's Doyle Hotel Group plc ......      27,762        112,974
      60,000  Kerzner International Ltd.+ .......   1,415,009      3,333,000
     370,000  La Quinta Corp.+ ..................     936,975      3,215,300
     145,000  Lakes Entertainment Inc.+ .........     766,240      1,482,625

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
       1,200  Las Vegas Sands Corp.+ ............$     34,800   $     39,492
     355,000  Magna Entertainment Corp.,
                Cl. A+ ..........................   2,312,344      2,364,300
      20,000  Marcus Corp. ......................     377,480        400,800
      82,000  Penn National Gaming Inc.+ ........     186,907      2,551,020
      95,000  Pinnacle Entertainment Inc.+ ......     828,043      1,741,350
       3,000  Station Casinos Inc. ..............      11,670        199,080
      16,000  Wynn Resorts Ltd.+ ................     231,002        722,400
      20,000  Youbet.com Inc.+ ..................      51,494        114,600
                                                 ------------   ------------
                                                   19,465,051     36,442,201
                                                 ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.3%
      58,000  Cavco Industries Inc.+ ............   1,127,032      2,104,240
     335,000  Champion Enterprises Inc.+ ........   3,495,127      4,951,300
      17,000  Drew Industries Inc.+ .............     296,303        438,770
     205,000  Fleetwood Enterprises Inc.+ .......   2,634,462      2,521,500
      70,000  Monaco Coach Corp. ................   1,540,819      1,031,800
     141,000  Skyline Corp. .....................   4,489,399      5,730,240
      36,000  Southern Energy Homes Inc.+ .......     265,405        253,800
                                                 ------------   ------------
                                                   13,848,547     17,031,650
                                                 ------------   ------------
              METALS AND MINING -- 0.5%
      70,000  Arizona Star Resource Corp.+ ......     283,185        276,990
      10,000  Ivanhoe Mines Ltd.+ ...............      74,658         83,600
     142,115  Kinross Gold Corp.+ ...............     984,488      1,091,443
      10,000  Meridian Gold Inc.+ ...............      75,630        219,100
      10,000  Novelis Inc. ......................     231,913        214,400
      70,000  Placer Dome Inc. ..................     653,970      1,200,500
     190,000  Royal Oak Mines Inc.+ .............     322,487            665
      30,148  Stillwater Mining Co.+ ............     389,561        275,854
                                                 ------------   ------------
                                                    3,015,892      3,362,552
                                                 ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.2%
      40,000  Packaging Dynamics Corp. ..........     296,567        504,000
      64,000  Pope & Talbot Inc. ................   1,044,880        653,440
      18,000  Schweitzer-Mauduit
                International Inc. ..............     424,690        401,760
      22,000  Wausau Paper Corp. ................     255,362        275,220
                                                 ------------   ------------
                                                    2,021,499      1,834,420
                                                 ------------   ------------
              PUBLISHING -- 3.2%
     307,237  Independent News & Media plc ......     431,671        897,285
      40,000  Journal Communications Inc.,
                Cl. A ...........................     759,162        596,000
     110,000  Journal Register Co. ..............   1,779,817      1,779,800
      11,000  Lee Enterprises Inc. ..............     261,685        467,280
      53,000  McClatchy Co., Cl. A ..............   1,581,315      3,457,190
      67,000  Media General Inc., Cl. A .........   1,841,424      3,886,670
      23,000  Meredith Corp. ....................     429,183      1,147,470
     310,000  News Corp., Cl. A .................     912,485      4,832,900
   1,050,000  Penton Media Inc.+ ................     951,840        525,000
     400,000  PRIMEDIA Inc.+ ....................   1,290,397      1,636,000
     215,000  Thomas Nelson Inc. ................   2,192,528      4,033,400
       4,000  Value Line Inc. ...................     162,772        156,560
      12,000  Wiley (John) & Sons Inc., Cl. B ...      46,500        499,800
                                                 ------------   ------------
                                                   12,640,779     23,915,355
                                                 ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 1.1%
         190  Case Pomeroy & Co. Inc.,
                Cl. A ...........................$    222,300   $    294,500
     170,000  Griffin Land & Nurseries Inc.+ ....   2,202,169      4,165,000
       9,000  Gyrodyne Company of
                America Inc.+ ...................     135,071        396,000
      20,000  Malan Realty Investors Inc. (b) ...     139,429         73,800
     110,000  Morguard Corp. ....................   1,392,683      2,961,720
                                                 ------------   ------------
                                                    4,091,652      7,891,020
                                                 ------------   ------------
              RETAIL -- 3.9%
      11,000  Aaron Rents Inc. ..................      98,389        232,650
     145,000  Aaron Rents Inc., Cl. A ...........     522,819      2,856,500
      35,000  Big 5 Sporting Goods Corp. ........     657,716        835,100
      98,000  Burlington Coat Factory
                 Warehouse Corp. ................   1,058,146      3,727,920
       8,000  Casey's General Stores Inc. .......     124,503        185,600
      50,000  Coldwater Creek Inc.+ .............     155,995      1,261,000
      12,000  CoolBrands International Inc.+ ....      63,032         25,290
      80,000  CSK Auto Corp.+ ...................   1,331,224      1,190,400
       4,000  Gander Mountain Co.+ ..............      66,680         35,960
     175,000  Ingles Markets Inc., Cl. A ........   2,176,507      2,765,000
      35,000  Movado Group Inc. .................     515,027        655,200
     130,000  Neiman Marcus Group Inc.,
                Cl. B ...........................   4,106,529     12,977,900
       1,500  The Sports  Authority  Inc.+ ......       9,198         44,160
      40,000  Weis Markets Inc. .................   1,174,744      1,600,400
                                                 ------------   ------------
                                                   12,060,509     28,393,080
                                                 ------------   ------------
              SATELLITE -- 0.4%
      27,000  Pegasus Communications
                Corp., Cl. A+ ...................     228,644         88,830
     200,000  Sirius Satellite Radio Inc.+ ......     981,915      1,310,000
      35,000  XM Satellite Radio
                Holdings Inc., Cl. A+ ...........     302,980      1,256,850
                                                 ------------   ------------
                                                    1,513,539      2,655,680
                                                 ------------   ------------
              SPECIALTY CHEMICALS -- 4.2%
      30,000  Airgas Inc. .......................     183,650        888,900
      48,000  Albemarle Corp. ...................   1,295,613      1,809,600
      42,000  Arch Chemicals Inc. ...............     905,730        976,500
      65,000  Chemtura Corp. ....................     714,772        807,300
      10,000  Cytec Industries Inc. .............     278,296        433,800
       7,000  Dionex Corp.+ .....................     210,000        379,750
     180,000  Ferro Corp. .......................   3,999,568      3,297,600
     125,000  Fuller (H.B.) Co. .................   2,208,515      3,885,000
      10,000  Hawkins Inc. ......................     134,968        137,000
     430,000  Hercules Inc.+ ....................   4,166,174      5,254,600
     145,000  MacDermid Inc. ....................   2,527,513      3,807,700
     170,000  Material Sciences Corp.+ ..........   1,589,043      2,561,900
     130,000  Omnova Solutions Inc.+ ............     810,622        568,100
      50,000  Penford Corp. .....................     539,601        668,500
      10,000  Quaker Chemical Corp. .............     181,138        173,800
      20,000  Schulman (A.) Inc. ................     240,000        359,000
     273,000  Sensient Technologies Corp. .......   5,506,095      5,173,350
                                                 ------------   ------------
                                                   25,491,298     31,182,400
                                                 ------------   ------------

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
              TELECOMMUNICATIONS -- 1.4%
      29,425  ALLTEL Corp. ......................$    178,507   $  1,915,862
       9,200  Atlantic Tele-Network Inc. ........      92,644        305,440
     200,000  Cincinnati Bell Inc.+ .............     517,183        882,000
      80,000  Commonwealth Telephone
                Enterprises Inc. ................   1,919,652      3,016,000
       6,795  Community Service
                Communications Inc.+ ............           0         22,593
      46,950  D&E Communications Inc. ...........     605,207        425,836
         277  NTL Inc.+ .........................       8,407         18,504
      80,525  Rogers Communications Inc.,
                Cl. B ...........................     762,545      3,176,711
      20,000  Shenandoah
                Telecommunications Co. ..........     296,543        823,800
      10,000  Stratos International Inc.+ .......      46,334         58,400
         621  Telewest Global Inc.+ .............       8,867         14,252
      53,000  Winstar
                Communications Inc.+ ............         133             53
                                                 ------------   ------------
                                                    4,436,022     10,659,451
                                                 ------------   ------------
              TRANSPORTATION -- 0.9%
     130,000  GATX Corp. ........................   3,650,103      5,141,500
     125,000  Grupo TMM SA, Cl. A, ADR+ .........     946,399        512,500
       2,000  Irish Continental Group plc+ ......      17,829         23,532
      50,000  OMI Corp. .........................     313,120        893,500
       5,100  Providence & Worcester
                Railroad Co. ....................      42,979         71,349
                                                 ------------   ------------
                                                    4,970,430      6,642,381
                                                 ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.3%
      16,000  Alamosa Holdings Inc.+ ............     110,079        273,760
      45,000  Centennial Communications
                Corp.+ ..........................     465,380        674,100
      72,000  Price Communications Corp.+ .......     905,273      1,184,400
      55,000  Rural Cellular Corp., Cl. A+ ......     374,090        668,800
      10,000  SunCom Wireless Holdings Inc.,
                Cl. A+ ..........................      69,480         34,400
       5,000  UbiquiTel Inc.+ ...................       2,700         43,700
     148,000  Vimpel-Communications, ADR+ .......   1,261,093      6,577,120
                                                 ------------   ------------
                                                    3,188,095      9,456,280
                                                 ------------   ------------
              TOTAL COMMON STOCKS ............... 416,128,202    701,545,230
                                                 ------------   ------------
              PREFERRED STOCKS -- 0.3%
              BROADCASTING -- 0.2%
       1,063  Granite Broadcasting Corp.,
                12.750% Pfd.+ ...................     439,682        170,080
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(d)(e) ................   1,000,000      1,010,000
       1,103  PTV Inc.,
                10.000% Pfd., Ser. A ............           0          1,627
                                                 ------------   ------------
                                                    1,439,682      1,181,707
                                                 ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         ------
              PREFERRED STOCKS (CONTINUED)
              BUSINESS SERVICES -- 0.1%
      22,483  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A+ (b)(d)(e) ...............$  2,163,147   $    786,901
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
         151  Foster Wheeler Ltd.,
                Pfd., Ser. B+ ...................      38,060        120,800
                                                 ------------   ------------
              TOTAL PREFERRED STOCKS ............   3,640,889      2,089,408
                                                 ------------   ------------
              WARRANTS -- 0.2%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies,
                expire 05/05/11+ ................       2,247            667
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.2%
     250,000  GP Strategies Corp.,
                expire 08/14/08+ (b)(e) .........     637,065        929,126
     125,000  Interep National Radio Sales Inc.,
                expire 05/06/07+ (b)(d)(e) ......           0              0
                                                 ------------   ------------
                                                      637,065        929,126
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
         430  Anacomp Inc., Cl. B,
                expire 12/10/06+ ................           0             25
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
                 expire 08/14/08+ (b)(e) ........           0        146,241
      13,217  WHX Corp., expire 02/28/08+ .......      52,373         34,695
                                                 ------------   ------------
                                                       52,373        180,936
                                                 ------------   ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
                expire 03/28/08+ ................      24,809         22,357
                                                 ------------   ------------
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc., expire 01/13/11+ ........         124             53
                                                 ------------   ------------
              TOTAL WARRANTS ....................     716,618      1,133,164
                                                 ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 0.2%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
   $ 800,000  Exide Technologies,
                2.900%, 12/15/05,
                Escrow+(b)(e) ...................           0              0
                                                 ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.0%
     300,000  GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ................     288,064        329,625
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.2%
   2,000,000  GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (b)(e) .........   1,552,703      1,339,125
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
     300,000  Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (b)(c) ........       1,185              0
                                                 ------------   ------------

    PRINCIPAL                                                      MARKET
     AMOUNT                                           COST          VALUE
    --------                                          ----         ------
              HEALTH CARE -- 0.0%
  $   28,847  Del Global Technologies Corp.,
                6.000%, 03/28/07 (b) ............$     28,847   $     21,636
                                                 ------------   ------------
              TOTAL CORPORATE BONDS .............   1,870,799      1,690,386
                                                 ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS  -- 4.1%
  30,279,000  U.S.  Treasury Bills,
                3.166% to 3.522%++,
                10/06/05 to 12/29/05 ............  30,085,360     30,091,311
                                                 ------------   ------------
              TOTAL
                INVESTMENTS -- 100.1% ...........$452,441,868    736,549,499
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.1)% .....    (432,688)
                                                                ------------
              NET ASSETS -- 100.0% .............................$736,116,811
                                                                ============
----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b) Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $4,745,502 or 0.64% of total net assets.
 (c) Security is in default.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the market value of Rule 144A securities amounted to $1,796,901 or 0.24% of total net assets.
 (e) At September 30, 2005, the Fund held restricted and illiquid securities amounting to $4,211,393 or 0.57% of net assets, which were valued under methods approved by the Board, as follows:
ACQUISITION                                                           09/30/05
  SHARES/                                                             CARRYING
 PRINCIPAL                                 ACQUISITION  ACQUISITION    VALUE
  AMOUNT     ISSUER                           DATE         COST       PER UNIT
  ------     ------                        -----------  -----------   --------
$  800,000 Exide Technologies,
             2.900%, 12/15/05, Escrow .......05/10/04   $     0.00  $     0.0000
 2,000,000 GP Strategies Corp., Sub. Deb.,
             6.000%, 08/14/08 ...............08/08/03    1,362,935       66.9563
   250,000 GP Strategies Corp. warrants
             expire 08/14/08 ................08/08/03      637,065        3.7165
       100 Gray Television Inc., 8.000%
             Cv. Pfd., Ser. C ...............04/22/02    1,000,000   10,100.0000
    22,483 Interep National Radio Sales Inc.,
             4.000% Cv. Pfd., Ser. A ........05/03/02    2,163,147       35.0000
   125,000 Interep National Radio Sales Inc.
             warrants expire 05/06/07 .......05/03/02         0.00        0.0000
   379,703 National Patent Development
             Corp. warrants
             expire 08/14/08 ................11/24/04         0.00        0.3851


 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $451,620,675) ...............    $ 735,944,499
  Investments in affiliate, at value
    (cost $821,193) .......................................          605,000
  Foreign currency, at value
    (cost $11,075) ........................................           11,260
  Cash ....................................................           29,754
  Receivable for Fund shares sold .........................        1,513,268
  Receivable for investments sold .........................          720,754
  Dividends and interest receivable .......................          520,120
  Other assets ............................................            4,696
                                                               -------------
  TOTAL ASSETS ............................................      739,349,351
                                                               -------------
LIABILITIES:
  Payable for investments purchased .......................        1,255,007
  Payable for Fund shares redeemed ........................          919,210
  Payable for investment advisory fees ....................          605,720
  Payable for distribution fees ...........................          152,382
  Payable for shareholder services fees ...................          127,996
  Payable for shareholder communications fees .............           89,257
  Other accrued expenses ..................................           82,968
                                                               -------------
  TOTAL LIABILITIES .......................................        3,232,540
                                                               -------------
  NET ASSETS applicable to 24,564,713
    shares outstanding ....................................    $ 736,116,811
                                                               =============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ...........    $      24,565
  Additional paid-in capital ..............................      413,855,315
  Accumulated net investment loss .........................          (31,521)
  Accumulated net realized gain on investments
    and foreign currency transactions .....................       38,160,953
  Net unrealized appreciation on investments ..............      284,107,631
  Net unrealized depreciation on foreign
    currency translations .................................             (132)
                                                               -------------
  NET ASSETS ..............................................    $ 736,116,811
                                                               =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($732,964,619 / 24,458,826 shares
    outstanding; 150,000,000 shares authorized) ...........           $29.97
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,515,470 / 50,551 shares outstanding;
    50,000,000 shares authorized) .........................           $29.98
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price) ...................................           $31.81
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($138,177 / 4,671 shares outstanding;
    50,000,000 shares authorized) .........................           $29.58(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($1,498,545 / 50,665 shares outstanding;
    50,000,000 shares authorized) .........................           $29.58(a)
                                                                      ======

-----------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $23,348) .............       $   9,182,778
  Dividends from affiliate ................................              14,000
  Interest ................................................             524,958
                                                                  -------------
  TOTAL INVESTMENT INCOME .................................           9,721,736
                                                                  -------------
EXPENSES:
  Investment advisory fees ................................           6,897,602
  Distribution fees -- Class AAA ..........................           1,720,695
  Distribution fees -- Class A ............................               1,630
  Distribution fees -- Class B ............................               1,332
  Distribution fees -- Class C ............................               6,968
  Shareholder services fees ...............................             727,662
  Shareholder communications expenses .....................             241,767
  Custodian fees ..........................................             121,118
  Legal and audit fees ....................................              59,926
  Registration fees .......................................              42,098
  Directors' fees .........................................              38,300
  Miscellaneous expenses ..................................             101,981
                                                                  -------------
  TOTAL EXPENSES ..........................................           9,961,079
  Less: Custodian fee credits .............................              (2,134)
                                                                  -------------
  NET EXPENSES ............................................           9,958,945
                                                                  -------------
  NET INVESTMENT LOSS .....................................            (237,209)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ........................          42,632,458
  Net realized loss on foreign currency
    transactions ..........................................              (2,568)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations .................................          83,565,118
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ...................         126,195,008
                                                                  -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .............................       $ 125,957,799
                                                                  =============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30, 2005 SEPTEMBER 30, 2004
                                                       ------------------ ------------------
OPERATIONS:
  Net investment loss ................................   $    (237,209)     $    (923,061)
  Net realized gain on investments, futures
     contracts and foreign currency transactions .....      42,629,890         27,631,501
  Net change in unrealized appreciation/depreciation
    on investments, futures contracts and
    foreign currency translations ....................      83,565,118         87,063,565
                                                         -------------      -------------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .......................     125,957,799        113,772,005
                                                         -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class AAA ........................................     (27,271,963)        (4,352,438)
    Class A ..........................................          (6,636)                --
    Class B ..........................................          (5,930)                --
    Class C ..........................................          (5,584)                --
                                                         -------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................     (27,290,113)        (4,352,438)
                                                         -------------      -------------
  CAPITAL SHARE TRANSACTIONS:
    Class AAA ........................................      14,081,158        (29,481,563)
    Class A ..........................................       1,389,944             57,577
    Class B ..........................................          69,962             54,633
    Class C ..........................................       1,402,027             24,010
                                                         -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL SHARE TRANSACTIONS ..................      16,943,091        (29,345,343)
                                                         -------------      -------------
  REDEMPTION FEES ....................................          35,284                 --
                                                         -------------      -------------
  NET INCREASE IN NET ASSETS .........................     115,646,061         80,074,224
NET ASSETS:
  Beginning of period ................................     620,470,750        540,396,526
                                                         -------------      -------------
  End of period ......................................   $ 736,116,811      $ 620,470,750
                                                         =============      =============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares outstanding known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At September 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the fiscal year that the differences arise.

For the fiscal year ended September 30, 2005, reclassifications were made to decrease accumulated net investment loss by $311,517 and decrease accumulated net realized gain on investments by $311,517.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

                                        FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                        SEPTEMBER 30, 2005    SEPTEMBER 30, 2004
                                        ------------------    ------------------
       DISTRIBUTIONS PAID FROM:
       Ordinary income
         (inclusive of short-term
         capital gains) ..................          --            $2,246,976
       Net long-term capital gains ....... $27,290,113             2,105,462
                                           -----------            ----------
       Total distributions paid .......... $27,290,113            $4,352,438
                                           ===========            ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Undistributed ordinary income
             (inclusive of short-term capital gains) .......... $    648,028
           Undistributed long-term capital gains ..............   40,034,261
           Post-October losses ................................       (2,880)
           Net unrealized appreciation ........................  281,589,154
           Other temporary differences ........................      (31,632)
                                                                ------------
             Total accumulated earnings ....................... $322,236,931
                                                                ============

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund deferred capital losses of $2,880.

The difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes and tax adjustments due to a partnership security.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at September 30, 2005:

                                          GROSS         GROSS     NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION/
                            COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                        ------------  ------------  ------------  --------------
      Investments ......$454,139,152  $309,378,643  $(27,573,296)  $281,805,347
      Investments
        in affiliates ..     821,193             0      (216,193)      (216,193)
                        ------------  ------------  ------------   ------------
                        $454,960,345  $309,378,643  $(27,789,489)  $281,589,154
                        ============  ============  ============   ============

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2005, other than short-term securities, aggregated $46,513,832 and $56,223,415, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2005, the Fund paid brokerage commissions of $154,741 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $8,528 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2005, the Fund reimbursed the Adviser $42,450 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At September 30, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended September 30, 2005 was $167,124 with a weighted average interest rate of 2.77%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2005 was $4,354,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal year ended September 30, 2005 amounted to $35,284.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                         YEAR ENDED                        YEAR ENDED
                                     SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
                                ----------------------------      ---------------------------
                                   SHARES          AMOUNT            SHARES           AMOUNT
                                ----------     -------------      ----------    -------------
                                          CLASS AAA                        CLASS AAA
                                ----------------------------      ---------------------------
Shares sold .................... 5,199,909     $ 147,867,554       6,139,577    $ 153,305,617
Shares issued upon
   reinvestment of dividends ...   930,960        25,964,511         172,209        4,162,298
Shares redeemed ................(5,645,493)     (159,750,907)     (7,494,730)    (186,949,478)
                                ----------     -------------      ----------    -------------
  Net increase / (decrease) ....   485,376     $  14,081,158      (1,182,944)   $ (29,481,563)
                                ==========     =============      ==========    =============
                                           CLASS A                          CLASS A
                                ----------------------------      ---------------------------
Shares sold ....................    49,475     $   1,424,869           2,253    $      57,859
Shares issued upon
   reinvestment of dividends ...       233             6,514              --               --
Shares redeemed ................    (1,399)          (41,439)            (11)            (282)
                                ----------     -------------      ----------    -------------
  Net increase .................    48,309     $   1,389,944           2,242    $      57,577
                                ==========     =============      ==========    =============
                                           CLASS B                          CLASS B
                                ----------------------------      ---------------------------
Shares sold ....................     3,028     $      85,010           2,268    $      58,160
Shares issued upon
   reinvestment of dividends ...       214             5,930              --               --
Shares redeemed ................      (700)          (20,978)           (139)          (3,527)
                                ----------     -------------      ----------    -------------
  Net increase .................     2,542     $      69,962           2,129    $      54,633
                                ==========     =============      ==========    =============
                                           CLASS C                          CLASS C
                                ----------------------------      ---------------------------
Shares sold ....................    50,553     $   1,426,256             937    $      24,010
Shares issued upon
   reinvestment of dividends ...       164             4,526              --               --
Shares redeemed ................      (989)          (28,755)             --               --
                                ----------     -------------      ----------    -------------
  Net increase .................    49,728     $   1,402,027             937    $      24,010
                                ==========     =============      ==========    =============

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the fiscal year ended September 30, 2005 is set forth below:

                                                                         NET CHANGE                     PERCENT
                                        SHARES                          IN UNREALIZED    VALUE AT        OWNED
                           BEGINNING   PURCHASED  ENDING    DIVIDEND    APPRECIATION/  SEPTEMBER 30,   OF SHARES
                            SHARES      (SOLD)    SHARES     INCOME     DEPRECIATION       2005       OUTSTANDING
                           ---------   ---------  ------     ------     ------------   -------------  ------------
Trans-Lux Corp. .........   100,000        0     100,000    $14,000       $(38,000)      $605,000        10.27%
                            -------        -     -------    -------       --------       --------        ------

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund nor any material adverse effect on the Adviser or its ability to manage the Fund.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME
                         FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
              ------------------------------------------------  --------------------------------------
                                         Net
              Net Asset      Net     Realized and      Total                   Net
  Period        Value,   Investment   Unrealized       from         Net      Realized
   Ended      Beginning    Income/  Gain/(Loss) on  Investment  Investment    Gain on       Total
September 30  of Period   (Loss)(d)   Investments   Operations    Income    Investments  Distributions
------------  ---------   ---------  -------------  ----------  ----------  -----------  -------------
CLASS AAA
  2005         $25.88      $(0.01)      $ 5.25        $ 5.24          --      $(1.15)      $(1.15)
  2004          21.48       (0.04)        4.61          4.57          --       (0.17)       (0.17)
  2003          17.04       (0.05)        4.74          4.69          --       (0.25)       (0.25)
  2002          17.13       (0.04)        0.31          0.27      $(0.01)      (0.35)       (0.36)
  2001          23.60        0.06        (1.75)        (1.69)      (0.05)      (4.73)       (4.78)

CLASS A
  2005         $25.89      $(0.01)      $ 5.25        $ 5.24          --      $(1.15)      $(1.15)
  2004(a)       24.49       (0.06)        1.46          1.40          --          --           --

CLASS B
  2005         $25.74      $(0.22)      $ 5.21        $ 4.99          --      $(1.15)      $(1.15)
  2004(a)       24.49       (0.19)        1.44          1.25          --          --           --

CLASS C
  2005         $25.74      $(0.23)      $ 5.22        $ 4.99          --      $(1.15)      $(1.15)
  2004(a)       24.49       (0.20)        1.45          1.25          --          --           --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  ------------------------------------------------

                           Net Asset               Net Assets       Net
  Period                    Value,                   End of      Investment             Portfolio
   Ended        Redemption  End of      Total        Period        Income/   Operating   Turnover
September 30      Fees(d)   Period     Return+     (in 000's)      (Loss)    Expenses       Rate
------------    ---------- --------    -------      ---------     ---------  ---------   ---------
CLASS AAA
  2005            $0.00(c)  $29.97      20.58%      $732,965       (0.03)%     1.44%         6%
  2004               --      25.88      21.34        620,334       (0.15)      1.42         10
  2003               --      21.48      27.84        540,397       (0.22)      1.45          4
  2002               --      17.04       1.39        428,416       (0.22)      1.45         10
  2001               --      17.13      (7.47)       372,865        0.30       1.45         17

CLASS A
  2005            $0.00(c)  $29.98      20.57%      $  1,515       (0.03)%     1.48%         6%
  2004(a)            --      25.89       5.72             58       (0.32)(b)   1.42(b)      10

CLASS B
  2005            $0.00(c)  $29.58      19.69%      $    138       (0.79)%     2.20%         6%
  2004(a)            --      25.74       5.10             55       (1.02)(b)   2.17(b)      10

CLASS C
  2005            $0.00(c)  $29.58      19.69%      $  1,499       (0.80)%     2.23%         6%
  2004(a)            --      25.74       5.10             24       (1.07)(b)   2.17(b)      10

-------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) Amount  represents less than $0.005 per share.
(d) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Small Cap Growth Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Small Cap Growth Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
November 11, 2005

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Small Cap Growth Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Small Cap Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                                     NUMBER OF
NAME, POSITION(S)  TERM OF OFFICE  FUNDS IN FUND
    ADDRESS 1      AND LENGTH OF  COMPLEX OVERSEEN    PRINCIPAL OCCUPATION(S)                 OTHER DIRECTORSHIPS
     AND AGE       TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                   HELD BY DIRECTOR 3
----------------   -------------    -----------       ----------------------                   ------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI      Since 1991        24      Chairman of the Board and Chief Executive       Director of Morgan
Director and                                    Officer of GAMCO Investors, Inc. and            Group Holdings, Inc.
Chief Investment Officer                        Chief Investment Officer-Value Portfolios       (holding company)
Age: 63                                         of Gabelli Funds, LLC and GAMCO Asset
                                                Management Inc.; Chairman and Chief
                                                Executive Officer of Lynch Interactive
                                                Corporation (multimedia and services)

JOHN D. GABELLI       Since 1991       10       Senior Vice President of Gabelli & Company,           --
Director                                        Inc.; Director of Gabelli Advisers, Inc.
Age: 61

KARL OTTO POHL5       Since 1992       35       Member of the Shareholder Committee of          Director of GAMCO Investors,
Director                                        Sal Oppenheim Jr. & Cie (private investment     Inc. (investment management);
Age: 75                                         bank); Former President of the Deutsche         Chairman, InCentive Capital
                                                Bundesbank and Chairman of its Central          and InCentive Asset Management
                                                Bank Council (1980-1991)                        (Zurich); Director at Sal
                                                                                                Oppenheim  Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA   Since 1991       37       Partner in the law firm of                            --
Director                                        Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT    Since 1991       14       Former Senior Vice President and Chief          Director of Aphton Corporation
Director                                        Financial Officer of KeySpan Energy             (biopharmaceutical company)
Age: 61                                         Corporation (utility holding company)


ROBERT J. MORRISSEY   Since 1991       10       Partner in the law firm of Morrissey,                      --
Director                                        Hawkins & Lynch
Age: 66

ANTHONY R. PUSTORINO  Since 1991       17       Certified Public Accountant; Professor          Director of Lynch Corporation
Director                                        Emeritus, Pace University                       (diversified manufacturing)
Age: 80

ANTHONIE C. VAN EKRIS Since 1991       21       Chairman of BALMAC International, Inc.          Director of Aurado Energy Inc.
Director                                        (commodities and futures trading)               (oil and gas operations)
Age: 71

SALVATORE J. ZIZZA    Since 2001       25       Chairman, Hallmark Electrical                   Director of Hollis Eden
Director                                        Supplies Corp.                                  Pharmaceuticals; Director of
Age: 59                                                                                         Earl Scheib, Inc.
                                                                                                (automotive services)

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                     NUMBER OF
NAME, POSITION(S)  TERM OF OFFICE  FUNDS IN FUND
    ADDRESS 1      AND LENGTH OF  COMPLEX OVERSEEN    PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
     AND AGE       TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                 HELD BY DIRECTOR 3
----------------   -------------    -----------       ----------------------                 ------------------
OFFICERS:
--------
BRUCE N. ALPERT       Since 1991       --       Executive Vice President and Chief                    --
President and Treasurer                         Operating Officer of Gabelli Funds,
Age: 53                                         LLC since 1988; Director and
                                                President of Gabelli Advisers, Inc.
                                                since 1998; Officer of all the
                                                registered investment companies in
                                                the Gabelli Fund complex

JAMES E. MCKEE        Since 1995        --      Vice President, General Counsel                       --
Secretary                                       and Secretary of GAMCO Investors,
Age: 42                                         Inc. since 1999 and GAMCO Asset
                                                Management Inc. since 1993; Secretary
                                                of all of the registered investment
                                                companies advised by Gabelli
                                                Advisers, Inc. and Gabelli Funds, LLC

PETER D. GOLDSTEIN    Since 2004       --       Director of Regulatory Affairs for                    --
Chief Compliance Officer                        GAMCO Investors, Inc. since 2004;
Age: 52                                         Chief Compliance Officer of all of
                                                the registered investment companies
                                                in the Gabelli Fund complex; Vice
                                                President of Goldman Sachs Asset
                                                Management from 2000-2004; Deputy
                                                General Counsel of GAMCO Investors,
                                                Inc. from 1998-2000

-------------------
1    Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as each Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
5 Effective November 15, 2005, Mr. Pohl resigned from the Board of Directors and now serves as Director Emeritus.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended September 30, 2005, the Fund paid to shareholders, on December 20, 2004 long-term capital gains totaling $1.15, $1.15, $1.15, and $1.15 per share for Class AAA, Class A, Class B and Class C, respectively. An estimate of qualified dividend income of $8,967,117 was received by the Fund through September 30, 2005 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                                Karl Otto Pohl
CHAIRMAN AND CHIEF                                   FORMER PRESIDENT
EXECUTIVE OFFICER                                    DEUTSCHE BUNDESBANK
GAMCO INVESTORS, INC.

Anthony J. Colavita                                  Anthony R. Pustorino
ATTORNEY-AT-LAW                                      CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                            PROFESSOR EMERITUS
                                                     PACE UNIVERSITY

Vincent D. Enright                                   Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                         CHAIRMAN
AND CHIEF FINANCIAL OFFICER                          BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                      Salvatore J. Zizza
SENIOR VICE PRESIDENT                                CHAIRMAN
GABELLI & COMPANY, INC.                              HALLMARK ELECTRICAL
                                                     SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS
Bruce N. Alpert                                      James E. McKee
PRESIDENT AND TREASURER                              SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q305SR


                              [GRAPHIC OMITTED]
                              PICTURE OF MARIO GABELLI

                              THE
                              GABELLI
                              SMALL CAP
                              GROWTH
                              FUND
                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005

                         THE GABELLI EQUITY INCOME FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2005



TO OUR SHAREHOLDERS,

      Investors continued their appreciation for dividend paying stocks that outperformed broad stock market indices in the third quarter of 2005. The Gabelli Equity Income Fund (Fund) gained 4.51% during the quarter. Calendar year-to-date through September 30th, the Fund gained 6.52% while the Standard & Poor's (S&P) 500 Index rose 2.77% over the same period.

      Enclosed are the investment portfolio and financial statements as of September 30, 2005.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2005 (A)(B)
                            -------------------------------------------------------
                                                                                                               Since
                                                         Year to                                             Inception
                                              Quarter     Date     1 Year      3 Year    5 Year     10 Year  (1/2/92)
                                              -----------------------------------------------------------------------
  GABELLI EQUITY INCOME FUND CLASS AAA ....... 4.51%      6.52%     16.09%     19.21%     8.32%     12.04%    12.24%
  S&P 500 Index .............................. 3.60       2.77      12.25      16.71     (1.49)      9.49     10.31
  Nasdaq Composite Index ..................... 4.61      (1.09)     13.44      22.45    (10.14)      7.00      9.92
  Lipper Equity Income Fund Average .......... 3.41       4.46      13.69      16.69      4.10       9.23     10.50
  Class A .................................... 4.46       6.36      15.99      19.16      8.29      12.03     12.23
                                              (1.57)(c)   0.22(c)    9.32(c)   16.82(c)   7.00(c)   11.36(c)  11.75(c)
  Class B .................................... 4.33       5.88      15.28      18.67      8.03      11.89     12.13
                                               (0.67)(d)  0.88(d)   10.28(d)   17.96(d)   7.73(d)   11.89(d)  12.13(d)
  Class C .................................... 4.33       5.88      15.24      18.71      8.05      11.90     12.14
                                               3.33(d)    4.88(d)   14.24(d)   18.71(d)   8.05(d)   11.90(d)  12.14(d)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX).
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      Higher yielding equities outperformed the broad based market indices during the twelve month period ended September 30, 2005. Utility stocks performed exceptionally well, with the Dow Jones Utilities Average surging sharply. In general, the Fund's utilities holdings contributed to returns, as did our energy, construction and construction equipment, and in the past three months, gold mining investments. Weakness in consumer oriented investments restrained returns. The Fund's return of 16.09% during the fiscal year ended September 30, 2005 significantly outperformed the Standard & Poor 500 gain of 12.25% over the same period.

      Energy companies dominated the first page of our performance rankings, with Burlington Resources, Devon Energy, Kerr-McGee, Suncor, Statoil ASA, ConocoPhillips, Anadarko Petroleum, Transocean, and Chevron Corp. posting the biggest gains. Stellar utilities performers included Constellation Energy, Allegheny Energy, and Scottish Power. Gold miners Freeport-McMoRan Copper & Gold and Newmont Mining also recovered in the last quarter of the fiscal year.

      Consumer oriented companies, which sold off as investors began worrying about a decline in consumer spending, were among our disappointments, with Avon Products, Wal-Mart, H J Heinz, Hilton Hotels and the Hershey Company declining. Insurer Allstate Company took a battering from Katrina and Rita. Health Care holdings Pfizer, Merck, Eli Lilly, and Abbott Labs restrained returns.


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    THE GABELLI EQUITY INCOME FUND CLASS AAA,
          THE LIPPER EQUITY INCOME FUND AVERAGE, AND THE S&P 500 INDEX

               Gabelli Equity
                  Income Fund            Lipper Equity
                   (Class AAA)     Income Fund Average     S&P 500 Index
1/2/92                 10,000                  10,000            10,000
9/30/92                10,582                  10,601            10,242
9/30/93                12,752                  12,554            11,570
9/30/94                13,173                  12,748            11,996
9/30/95                15,708                  15,429            15,560
9/30/96                18,323                  17,974            18,722
9/30/97                24,549                  23,632            26,291
9/30/98                25,281                  24,459            28,679
9/30/99                30,291                  27,673            36,648
9/30/00                32,839                  30,539            41,512
9/30/01                32,694                  28,228            30,465
9/30/02                28,908                  23,570            24,229
9/30/03                36,017                  28,352            30,134
9/30/04                42,187                  33,079            34,310
9/30/05                48,975                  37,607            38,513

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                       1 Year   5 Year   10 Year   Life of Fund
--------------------------------------------------------------------------------
     Class AAA         16.09%   8.32%     12.04%     12.24%
--------------------------------------------------------------------------------

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2005 through  September  30,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2005.

                     Beginning      Ending     Annualized     Expenses
                   Account Value Account Value  Expense     Paid During
                     04/01/05      09/30/05       Ratio       Period*
--------------------------------------------------------------------------------
GABELLI EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00     $1,062.70       1.48%       $ 7.65
Class A             $1,000.00     $1,061.70       1.50%       $ 7.75
Class B             $1,000.00     $1,058.80       2.23%       $11.51
Class C             $1,000.00     $1,058.80       2.24%       $11.56
HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00     $1,017.65       1.48%       $ 7.49
Class A             $1,000.00     $1,017.55       1.50%       $ 7.59
Class B             $1,000.00     $1,013.89       2.23%       $11.26
Class C             $1,000.00     $1,013.84       2.24%       $11.31

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI EQUITY INCOME FUND

Financial Services ................................. 10.7%
Energy and Utilities: Oil .......................... 10.1%
Food and Beverage ..................................  8.7%
Energy and Utilities: Integrated ...................  8.6%
Health Care ........................................  6.8%
Consumer Products ..................................  6.5%
U.S. Government Obligations ........................  4.8%
Telecommunications .................................  4.8%
Diversified Industrial .............................  3.2%
Energy and Utilities: Electric .....................  3.1%
Communications Equipment ...........................  2.8%
Retail .............................................  2.7%
Automotive: Parts and Accessories ..................  2.7%
Entertainment ......................................  2.3%
Hotels and Gaming ..................................  2.1%
Specialty Chemicals ................................  1.9%
Computer Software and Services .....................  1.8%
Equipment and Supplies .............................  1.7%
Publishing .........................................  1.6%
Energy and Utilities: Natural Gas ..................  1.6%
Metals and Mining ..................................  1.5%
Computer Hardware ..................................  1.4%
Aviation: Parts and Services .......................  1.4%
Electronics ........................................  1.3%
Cable and Satellite ................................  1.0%
Aerospace ..........................................  0.9%
Broadcasting .......................................  0.7%
Environmental Services .............................  0.5%
Business Services ..................................  0.5%
Energy and Utilities: Services .....................  0.4%
Machinery ..........................................  0.4%
Manufactured Housing ...............................  0.4%
Transportation .....................................  0.2%
Consumer Services ..................................  0.2%
Energy and Utilities: Water ........................  0.1%
Other Assets and Liabilities -- Net ................  0.6%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              COMMON STOCKS -- 90.0%
              AEROSPACE -- 0.9%
      32,000  Boeing Co. ...............$  1,082,148   $  2,174,400
       3,000  Lockheed Martin Corp. ....      71,025        183,120
      10,000  Northrop Grumman Corp. ...     307,750        543,500
      10,000  Raytheon Co. .............     279,250        380,200
       2,000  Rockwell Automation Inc. .      25,686        105,800
       2,000  Rockwell Collins Inc. ....      15,843         96,640
     300,000  Rolls-Royce Group plc+ ...   1,736,923      1,976,329
                                        ------------   ------------
                                           3,518,625      5,459,989
                                        ------------   ------------
              AGRICULTURE -- 0.0%
       3,000  Mosaic Co.+ ..............      47,051         48,060
                                        ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.1%
       1,000  ArvinMeritor Inc. ........      10,487         16,720
     100,000  Dana Corp. ...............   1,459,536        941,000
     195,000  Genuine Parts Co. ........   6,567,473      8,365,500
       4,000  Johnson Controls Inc. ....     101,475        248,200
      50,000  Modine Manufacturing Co. .     837,216      1,834,000
      40,000  Pep Boys - Manny,
                Moe & Jack .............     530,982        553,600
      14,140  Proliance
                International Inc.+ ....      47,310         77,487
                                        ------------   ------------
                                           9,554,479     12,036,507
                                        ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.6%
       5,000  Barnes Group Inc. ........      94,945        179,300
      23,096  Curtiss-Wright Corp. .....     349,651      1,425,254
      40,000  GenCorp Inc.+ ............     342,710        746,000
      16,000  United Technologies Corp.      281,946        829,440
                                        ------------   ------------
                                           1,069,252      3,179,994
                                        ------------   ------------
              BROADCASTING -- 0.0%
      26,000  Granite
                Broadcasting Corp.+ ....      10,806         10,140
                                        ------------   ------------
              BUSINESS SERVICES -- 0.1%
       4,000  Automatic Data
                Processing Inc. ........     126,808        172,160
       4,000  Donnelley (R.H.) Corp.+ ..      45,250        253,040
         500  Imation Corp. ............       7,150         21,435
       4,000  Landauer Inc. ............     134,546        196,000
                                        ------------   ------------
                                             313,754        642,635
                                        ------------   ------------
              CABLE AND SATELLITE -- 1.0%
     120,002  Cablevision Systems Corp.,
                Cl. A+ .................   2,573,156      3,680,461
      36,000  DIRECTV Group Inc.+ ......     429,789        539,280
      62,000  EchoStar Communications
                Corp., Cl. A ...........   1,892,953      1,833,340
                                        ------------   ------------
                                           4,895,898      6,053,081
                                        ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     185,000  Corning Inc.+ ............   2,111,216      3,576,050
     115,000  Motorola Inc. ............   1,077,984      2,540,350
      72,600  Thomas & Betts Corp.+ ....   1,584,824      2,498,166
                                        ------------   ------------
                                           4,774,024      8,614,566
                                        ------------   ------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              COMPUTER HARDWARE -- 1.4%
     100,000  International Business
                Machines Corp. .........$  7,865,559   $  8,022,000
      13,000  Xerox Corp.+ .............     126,343        177,450
                                        ------------   ------------
                                           7,991,902      8,199,450
                                        ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.8%
       2,000  EMC Corp.+ ...............      19,360         25,880
     310,000  Microsoft Corp. ..........   7,917,271      7,976,300
         154  Telecom Italia
                Media SpA+ .............         205            101
      82,000  Yahoo! Inc.+ .............   2,880,114      2,774,880
                                        ------------   ------------
                                          10,816,950     10,777,161
                                        ------------   ------------
              CONSUMER PRODUCTS -- 6.5%
      35,000  Altria Group Inc. ........   1,127,729      2,579,850
     210,000  Avon Products Inc. .......   7,001,433      5,670,000
      12,000  Clorox Co. ...............     659,946        666,480
      10,000  Colgate-Palmolive Co. ....     526,302        527,900
      45,000  Eastman Kodak Co. ........   1,078,017      1,094,850
      35,000  Energizer Holdings Inc.+ .     880,148      1,984,500
      94,700  Gallaher Group plc, ADR ..   2,711,252      5,879,923
      23,000  National Presto
                Industries Inc. ........     719,726        984,630
      10,000  Pactiv Corp.+ ............     161,895        175,200
      38,000  Procter & Gamble Co. .....   1,393,252      2,259,480
      80,000  Reckitt Benckiser plc ....   2,496,753      2,436,855
      26,000  Rothmans Inc. ............     237,941        483,544
     940,500  Swedish Match AB .........   9,972,140     11,219,315
      26,000  Unilever NV, ADR .........   1,542,066      1,857,700
      10,000  UST Inc. .................     364,903        418,600
                                        ------------   ------------
                                          30,873,503     38,238,827
                                        ------------   ------------
              CONSUMER SERVICES -- 0.2%
      15,000  IAC/InterActiveCorp+ .....     402,676        380,250
      46,200  Rollins Inc. .............     397,779        901,824
                                        ------------   ------------
                                             800,455      1,282,074
                                        ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.1%
       5,000  3M Co. ...................     213,645        366,800
      22,000  Acuity Brands Inc. .......     342,225        652,740
      35,000  Cooper Industries Ltd.,
                Cl. A ..................   1,532,038      2,419,900
     165,000  General Electric Co. .....   4,696,066      5,555,550
       5,000  Harbor Global Co. Ltd.+ ..      24,172         45,500
     160,000  Honeywell
                International Inc. .....   4,585,789      6,000,000
       2,000  ITT Industries Inc. ......     216,040        227,200
       4,000  Trinity Industries Inc. ..      82,100        161,960
      55,000  Tyco International Ltd. ..   1,433,388      1,531,750
      30,001  WHX Corp.+ ...............     434,042        330,010
      15,000  York International Corp. .     844,832        841,050
                                        ------------   ------------
                                          14,404,337     18,132,460
                                        ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 1.3%
      10,000  Freescale Semiconductor Inc.,
                Cl. B+ .................$     81,750   $    235,800
      33,000  Intel Corp. ..............     724,024        813,450
     185,000  Texas Instruments Inc. ...   4,117,769      6,271,500
      15,000  Thermo Electron Corp.+ ...     325,333        463,500
                                        ------------   ------------
                                           5,248,876      7,784,250
                                        ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 2.9%
      80,000  AES Corp.+ ...............     268,400      1,314,400
      22,000  American Electric
                Power Co. Inc. .........     653,980        873,400
     100,000  Cinergy Corp. ............   3,272,016      4,441,000
      16,000  DTE Energy Co. ...........     695,800        733,760
      95,000  El Paso Electric Co.+ ....     746,352      1,980,750
      68,000  FPL Group Inc. ...........   2,305,300      3,236,800
      40,000  Great Plains Energy Inc. .     905,160      1,196,400
      30,000  Korea Electric Power
                Corp., ADR .............     456,465        531,300
     120,000  Northeast Utilities ......   2,261,119      2,394,000
       7,000  UIL Holdings Corp. .......     245,744        366,170
                                        ------------   ------------
                                          11,810,336     17,067,980
                                        ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 8.5%
      42,000  Allegheny Energy Inc.+ ...     395,405      1,290,240
     200,000  Aquila Inc.+ .............     557,773        792,000
      44,000  BP plc, ADR ..............   1,030,211      3,117,400
      84,000  Burlington Resources Inc.    1,618,222      6,830,880
      44,000  CH Energy Group Inc. .....   1,809,289      2,089,120
      70,000  Constellation Energy Group   1,664,815      4,312,000
       1,000  Dominion Resources Inc. ..      48,852         86,140
      80,000  Duke Energy Corp. ........   1,421,650      2,333,600
     150,000  Duquesne Light
                Holdings Inc. ..........   2,318,392      2,581,500
     200,000  El Paso Corp. ............   1,995,518      2,780,000
      10,000  Electrabel SA ............   5,045,088      5,011,718
      38,000  Endesa SA ................     984,188      1,017,079
     150,000  Energy East Corp. ........   3,071,332      3,778,500
      29,000  Eni SpA ..................     304,221        861,234
      80,000  NSTAR ....................   1,282,183      2,313,600
      10,000  OGE Energy Corp. .........     249,538        281,000
      80,000  Progress Energy Inc. .....   3,424,284      3,580,000
      15,000  Progress Energy Inc.,
                CVO+ ...................       7,800          1,350
       6,000  Public Service Enterprise
                Group Inc. .............     235,600        386,160
      12,000  Scottish Power plc, ADR ..     314,381        482,880
      10,000  Suncor Energy Inc. .......     515,942        605,300
      55,000  TECO Energy Inc. .........     740,886        991,100
      17,000  TXU Corp. ................     377,063      1,918,960
     100,000  Westar Energy Inc. .......   1,504,640      2,413,000
                                        ------------   ------------
                                          30,917,273     49,854,761
                                        ------------   ------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.6%
      20,000  AGL Resources Inc. .......$    388,379   $    742,200
      30,000  Atmos Energy Corp. .......     707,125        847,500
      25,000  National Fuel Gas Co. ....     519,678        855,000
      40,000  ONEOK Inc. ...............     713,017      1,360,800
       5,000  Peoples Energy Corp. .....     185,826        196,900
      24,000  Piedmont Natural
                Gas Co. Inc. ...........     394,017        604,080
      40,000  SEMCO Energy Inc.+ .......     282,604        263,600
      66,150  Southern Union Co.+ ......     845,950      1,704,686
     100,000  Southwest Gas Corp. ......   1,777,547      2,739,000
                                        ------------   ------------
                                           5,814,143      9,313,766
                                        ------------   ------------
              ENERGY AND UTILITIES: OIL -- 10.1%
       5,000  Anadarko Petroleum Corp. .     340,506        478,750
     189,873  Chevron Corp. ............   8,674,862     12,290,479
     116,000  ConocoPhillips ...........   3,187,718      8,109,560
      14,000  Cooper Cameron Corp.+ ....     804,246      1,035,020
      30,000  Devon Energy Corp. .......     692,247      2,059,200
     150,000  Exxon Mobil Corp. ........   4,749,795      9,531,000
      12,608  Kerr-McGee Corp. .........     562,893      1,224,363
       8,000  Murphy Oil Corp. .........     363,913        398,960
      50,000  Occidental Petroleum
                Corp. ..................   3,867,861      4,271,500
       8,500  PetroChina Co. Ltd.,
                ADR ....................     548,251        708,645
      30,000  Repsol YPF SA, ADR .......     631,290        969,300
     118,000  Royal Dutch Shell plc,
                Cl. A, ADR .............   5,402,372      7,745,520
      70,000  Spinnaker Exploration
                Co.+ ...................   4,511,478      4,528,300
      25,000  Statoil ASA, ADR .........     327,939        617,250
       8,759  Total SA, ADR ............     299,550      1,189,648
      65,000  Transocean Inc.+ .........   3,660,082      3,985,150
                                        ------------   ------------
                                          38,625,003     59,142,645
                                        ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 0.4%
      14,000  Halliburton Co. ..........     158,327        959,280
      16,000  Schlumberger Ltd. ........     877,456      1,350,080
                                        ------------   ------------
                                           1,035,783      2,309,360
                                        ------------   ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      18,000  Aqua America Inc. ........     221,672        684,360
                                        ------------   ------------
              ENTERTAINMENT -- 2.3%
     500,000  Rank Group plc ...........   2,545,364      2,632,460
     140,000  The Walt Disney Co. ......   2,635,231      3,378,200
     200,000  Time Warner Inc. .........   3,280,052      3,622,000
      45,000  Viacom Inc., Cl. A .......   1,511,987      1,494,900
      70,000  Vivendi Universal
                SA, ADR ................   2,191,124      2,291,100
                                        ------------   ------------
                                          12,163,758     13,418,660
                                        ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.5%
     110,000  Waste Management Inc. ....   2,910,484      3,147,100
                                        ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES -- 1.7%
      76,000  Flowserve Corp.+ .........$  1,983,884   $  2,762,600
      11,000  Imagistics International
                Inc.+ ..................     212,935        460,350
       6,000  Ingersoll-Rand Co.
                Ltd., Cl. A ............     125,173        229,380
       1,500  Minerals Technologies
                Inc. ...................      37,938         85,815
      30,000  Mueller Industries Inc. ..   1,320,222        833,100
       4,000  Parker Hannifin Corp. ....     211,599        257,240
      13,000  Smith (A.O.) Corp. .......     275,717        370,500
   1,000,000  Tomkins plc ..............   4,854,126      5,097,359
                                        ------------   ------------
                                           9,021,594     10,096,344
                                        ------------   ------------
              FINANCIAL SERVICES -- 10.7%
       6,400  Alleghany Corp.+ .........   1,116,610      1,958,400
       1,000  Allstate Corp. ...........      33,300         55,290
     165,000  American Express Co. .....   7,517,628      9,477,600
      40,000  American International
                Group Inc. .............   2,553,571      2,478,400
      39,000  Argonaut Group Inc.+ .....     789,154      1,053,390
      25,000  Banco Popular
                Espanol SA .............     185,939        304,669
      18,000  Banco Santander Central
                Hispano SA, ADR ........      64,963        237,060
       2,000  Banco Santander Chile
                SA, ADR ................      29,250         87,740
     100,000  Bank of America Corp. ....   1,890,574      4,210,000
      44,000  Bank of New York
                Co. Inc. ...............   1,423,658      1,294,040
      30,000  Bankgesellschaft
                Berlin AG+ .............     201,349        107,806
       8,000  Banque Nationale
                de Paris SA ............     296,835        608,137
       3,000  Bear Stearns
                Companies Inc. .........     227,630        329,250
     170,000  Citigroup Inc. ...........   7,733,750      7,738,400
      40,000  Commerzbank AG, ADR ......     855,073      1,098,584
      35,000  Deutsche Bank AG .........   1,966,016      3,273,200
       2,000  Dun and
                Bradstreet Corp.+ ......      20,476        131,740
       2,000  Fannie Mae ...............     110,475         89,640
      16,000  Fidelity
                Southern Corp. .........     153,870        278,400
      30,000  H&R Block Inc. ...........     723,860        719,400
      25,000  Huntington
                Bancshares Inc. ........     407,250        561,750
      82,080  JPMorgan Chase & Co. .....   2,489,151      2,784,975
       1,000  KeyCorp ..................      30,270         32,250
      16,000  Leucadia
                National Corp. .........     349,910        689,600
       1,000  Manulife
                Financial Corp. ........      24,694         53,320
     110,000  MBNA Corp. ...............   2,870,698      2,710,400
      55,000  Mellon Financial
                Corp. ..................   1,528,208      1,758,350
      13,000  Merrill Lynch &
                Co. Inc. ...............     525,900        797,550
       8,000  Moody's Corp. ............      64,841        408,640
       5,000  Morgan Stanley ...........     256,570        269,700
       3,000  Municipal Mortgage &
                Equity, LLC ............      60,488         74,910
       6,000  Northern Trust Corp. .....      60,300        303,300
      50,000  Phoenix Companies Inc. ...     650,511        610,000
      45,000  PNC Financial Services
                Group Inc. .............   1,905,739      2,610,900

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
      43,000  Popular Inc. .............$  1,113,805   $  1,041,460
         500  Raiffeisen
                International Bank
                Holding AG+ ............      28,874         33,381
       5,000  Schwab (Charles) Corp. ...      77,500         72,150
      36,000  St. Paul Travelers
                Companies Inc. .........   1,429,504      1,615,320
     108,000  Sterling Bancorp .........   1,456,021      2,431,080
      12,000  SunTrust Banks Inc. ......     251,738        833,400
      20,000  T. Rowe Price
                Group Inc. .............     896,910      1,306,000
      47,000  Unitrin Inc. .............   1,403,702      2,230,620
      10,000  Wachovia Corp. ...........     294,250        475,900
      60,000  Waddell & Reed
                Financial Inc.,
                Cl. A ..................   1,151,502      1,161,600
      65,000  Wilmington Trust Corp. ...   2,027,583      2,369,250
                                        ------------   ------------
                                          49,249,900     62,766,952
                                        ------------   ------------
              FOOD AND BEVERAGE -- 8.7%
      20,000  Anheuser-Busch
                Companies Inc. .........     891,708        860,800
      25,000  Brown-Forman Corp.,
                Cl. A ..................   1,452,221      1,543,750
      60,000  Cadbury Schweppes
                plc, ADR ...............   1,763,992      2,443,800
      35,000  Campbell Soup Co. ........     794,372      1,041,250
      40,000  Coca-Cola Amatil
                Ltd., ADR ..............     246,845        483,236
     170,000  Coca-Cola Co. ............   7,500,134      7,342,300
      15,000  Coca-Cola Femsa SA
                de CV, ADR .............     388,903        400,650
      20,000  Corn Products
                International Inc. .....     260,071        403,400
      60,000  Del Monte Foods Co.+ .....     555,763        643,800
      56,000  Diageo plc, ADR ..........   2,330,906      3,248,560
     150,000  Dreyer's Grand Ice Cream
                Holdings Inc.,
                Cl. A ..................  12,097,736     12,313,500
      35,000  Fomento Economico
                Mexicano SA
                de CV, ADR .............   1,594,434      2,447,200
     135,000  General Mills Inc. .......   6,554,577      6,507,000
      20,000  Groupe Danone, ADR .......     382,144        436,000
     600,000  Grupo Bimbo SA de CV,
                Cl. A ..................   1,781,670      1,952,775
       1,000  Heineken NV ..............      32,967         32,101
     110,000  Heinz (H.J.) Co. .........   3,888,933      4,019,400
       4,000  Hershey Co. ..............     120,014        225,240
       5,000  Kellogg Co. ..............     149,740        230,650
      10,000  Nestle SA ................   2,083,075      2,927,658
      24,016  Pernod Ricard SA, ADR ....   1,018,278      1,063,366
      12,889  Tootsie Roll
                Industries Inc. ........     339,619        409,226
                                        ------------   ------------
                                          46,228,102     50,975,662
                                        ------------   ------------
              HEALTH CARE -- 6.8%
       8,000  Abbott Laboratories ......     298,164        339,200
      50,000  Baxter
                International Inc. .....   1,430,911      1,993,500
      16,000  Becton,
                Dickinson & Co. ........     491,573        838,880
         500  Bio-Rad Laboratories Inc.,
                Cl. B+ .................      20,960         27,418
     100,000  Bristol-Myers
                Squibb Co. .............   2,590,402      2,406,000

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
     120,000  Eli Lilly & Co. ..........$  6,927,320   $  6,422,400
      11,276  GlaxoSmithKline
                plc, ADR ...............     515,984        578,233
      25,000  Henry Schein Inc.+ .......     631,852      1,065,500
      55,000  Hospira Inc.+ ............   1,916,319      2,253,350
      20,000  Johnson & Johnson ........   1,034,361      1,265,600
      24,851  Medco Health
                Solutions Inc.+ ........     954,446      1,362,580
      93,000  Merck & Co. Inc. .........   3,338,476      2,530,530
       1,000  Nobel Biocare
                Holding AG .............     139,480        235,603
       5,000  Orthofix
                International NV+ ......     162,394        218,000
     390,000  Pfizer Inc. ..............  11,730,894      9,738,300
      36,400  Priority Healthcare Corp.,
                Cl. B+ .................   1,010,182      1,014,104
      50,000  Renal Care Group Inc.+ ...   2,316,397      2,366,000
     150,000  Schering-Plough Corp. ....   2,779,186      3,157,500
      90,000  Tenet Healthcare Corp.+ ..   1,047,155      1,010,700
      20,000  William Demant
                Holding A/S+ ...........     983,839        937,311
       4,000  Zimmer Holdings Inc.+ ....     257,651        275,560
                                        ------------   ------------
                                          40,577,946     40,036,269
                                        ------------   ------------
              HOTELS AND GAMING -- 2.1%
      20,000  Argosy Gaming Co.+ .......     937,678        939,800
   1,500,000  Hilton Group plc .........   7,677,943      8,320,689
      50,000  Hilton Hotels Corp. ......     867,453      1,116,000
      30,000  Starwood Hotels & Resorts
                Worldwide Inc. .........     755,965      1,715,100
                                        ------------   ------------
                                          10,239,039     12,091,589
                                        ------------   ------------
              MACHINERY -- 0.4%
       6,000  Caterpillar Inc. .........      35,181        352,500
      31,000  Deere & Co. ..............     752,487      1,897,200
                                        ------------   ------------
                                             787,668      2,249,700
                                        ------------   ------------
              MANUFACTURED HOUSING -- 0.4%
     140,000  Champion
                Enterprises Inc.+ ......   1,407,727      2,069,200
                                        ------------   ------------
              METALS AND MINING -- 1.3%
      27,000  Fording Canadian Coal Trust
                (Toronto) ..............     179,580      1,151,303
      55,875  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .....   1,202,109      2,714,966
      25,000  Inco Ltd. ................     940,875      1,183,750
      55,000  Newmont Mining Corp. .....   1,888,650      2,594,350
                                        ------------   ------------
                                           4,211,214      7,644,369
                                        ------------   ------------
              PUBLISHING -- 1.6%
      28,000  Dow Jones & Co. Inc. .....   1,208,829      1,069,320
      11,000  Knight-Ridder Inc. .......     725,310        645,480
       8,000  McClatchy Co., Cl. A .....     535,089        521,840
      20,000  McGraw-Hill
                Companies Inc. .........     502,221        960,800
      10,000  New York Times Co.,
                Cl. A ..................     316,599        297,500
      45,000  News Corp., Cl. A ........     532,836        701,550
       6,016  News Corp., Cl. B ........      70,880         99,264

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
     100,000  Reader's Digest
                Association Inc. .......$  1,360,932   $  1,597,000
       4,000  Scripps (E.W.) Co.,
                Cl. A ..................     190,285        199,880
         406  Seat Pagine Gialle SpA+ ..       1,350            200
      75,000  Tribune Co. ..............   3,267,986      2,541,750
       1,200  Washington Post Co.,
                Cl. B ..................     700,030        963,000
                                        ------------   ------------
                                           9,412,347      9,597,584
                                        ------------   ------------
              REAL ESTATE -- 0.0%
       5,000  Griffin Land &
                Nurseries Inc.+ ........      71,716        122,500
                                        ------------   ------------
              RETAIL -- 2.7%
     200,000  Albertson's Inc. .........   4,486,885      5,130,000
      25,000  Costco Wholesale Corp. ...   1,129,071      1,077,250
       5,000  Ingles Markets Inc.,
                Cl. A ..................      64,548         79,000
      20,000  Neiman Marcus Group Inc.,
                Cl. A ..................   1,986,580      1,999,000
      10,000  Neiman Marcus Group Inc.,
                Cl. B ..................     871,268        998,300
     150,000  Safeway Inc. .............   3,114,997      3,840,000
         500  Sears Holdings Corp.+ ....      40,732         62,210
       6,000  The Home Depot Inc. ......     127,998        228,840
      50,000  Wal-Mart Stores Inc. .....   2,448,976      2,191,000
      10,000  Weis Markets Inc. ........     300,480        400,100
                                        ------------   ------------
                                          14,571,535     16,005,700
                                        ------------   ------------
              SPECIALTY CHEMICALS -- 1.9%
      20,000  Albemarle Corp. ..........     434,626        754,000
      15,000  Chemtura Corp. ...........     153,100        186,300
      10,000  Dow Chemical Co. .........     360,656        416,700
      70,000  E.I. du Pont de Nemours
                and Co. ................   3,223,868      2,741,900
      80,000  Ferro Corp. ..............   1,621,567      1,465,600
      13,900  Hercules Inc.+ ...........     201,293        169,858
      65,000  Monsanto Co. .............   1,101,588      4,078,750
       6,000  NewMarket Corp.+ .........      23,156        104,040
      22,700  Omnova Solutions Inc.+ ...     171,320         99,199
       4,000  Quaker Chemical Corp. ....      79,615         69,520
      63,000  Sensient
                Technologies Corp. .....   1,308,801      1,193,850
                                        ------------   ------------
                                           8,679,590     11,279,717
                                        ------------   ------------
              TELECOMMUNICATIONS -- 4.6%
       6,000  ALLTEL Corp. .............     307,225        390,660
     300,000  AT&T Corp. ...............   6,009,842      5,940,000
      70,000  BCE Inc. .................   1,499,542      1,920,800
      50,000  BellSouth Corp. ..........   1,334,747      1,315,000
     200,000  BT Group plc .............     825,179        784,005
      30,000  BT Group plc, ADR ........   1,006,938      1,189,200
      50,000  Cable & Wireless
                plc, ADR ...............     292,432        376,000
     250,000  Cincinnati Bell Inc.+ ....   1,473,055      1,102,500
      70,000  Citizens
                Communications Co. .....     974,745        948,500
      60,000  Deutsche Telekom AG, ADR .   1,075,041      1,094,400
      15,000  France Telecom SA, ADR ...     436,434        431,250

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS  (CONTINUED)
     500,000  O2 plc ...................$    536,816   $  1,391,191
     400,000  Qwest Communications
                International Inc.+ ....   1,516,049      1,640,000
      68,000  SBC Communications Inc. ..   1,982,002      1,629,960
      90,000  Sprint Nextel Corp. ......   1,562,061      2,140,200
       3,300  Telecom Italia SpA, ADR ..      31,072        107,580
       8,195  Telefonica SA, ADR .......      80,699        404,177
      18,000  TELUS Corp. ..............     293,047        751,123
     100,000  Verizon
                Communications Inc. ....   3,769,983      3,269,000
                                        ------------   ------------
                                          25,006,909     26,825,546
                                        ------------   ------------
              TRANSPORTATION -- 0.2%
      35,000  GATX Corp. ...............     880,178      1,384,250
                                        ------------   ------------
              TOTAL COMMON STOCKS ...... 418,163,829    528,543,208
                                        ------------   ------------
              PREFERRED STOCKS -- 1.2%
              AUTOMOTIVE -- 0.0%
       1,000  Ford Motor Co. Capital Trust II,
                6.500% Cv. Pfd. ........      45,215         36,450
                                        ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.5%
       7,000  Coltec Capital Trust,
                5.250% Cv. Pfd. ........     281,500        348,250
      25,200  Sequa Corp.,
                $5.00 Cv. Pfd. .........   2,148,377      2,457,000
                                        ------------   ------------
                                           2,429,877      2,805,250
                                        ------------   ------------
              BROADCASTING -- 0.2%
       1,000  Granite Broadcasting Corp.,
                12.750% Pfd.+ ..........     615,500        160,000
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(c)(d) .......   1,000,000      1,010,000
                                        ------------   ------------
                                           1,615,500      1,170,000
                                        ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.2%
       1,100  Lucent Technologies
                Capital Trust I,
                7.750% Cv. Pfd. ........     759,000      1,113,750
                                        ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.1%
         300  El Paso Corp.,
                4.990% Cv. Pfd. (b) ....     293,192        368,689
                                        ------------   ------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International
                Group Inc.,
                7.250% Cv. Pfd.+ .......       5,310        118,500
                                        ------------   ------------
              TELECOMMUNICATIONS -- 0.2%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B      918,893      1,442,100
                                        ------------   ------------
              TOTAL PREFERRED STOCKS ...   6,066,987      7,054,739
                                        ------------   ------------

                                                          MARKET
      SHARES                                COST           VALUE
      ------                                ----          -------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
     250,000  GP Strategies Corp.,
                expire 08/14/08+ (c)(d) $    637,065   $    929,126
                                        ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development
                Corp., expire
                08/14/08+ (c)(d) .......           0        146,241
       3,625  WHX Corp., expire
                02/28/08+ ..............      14,170          9,516
                                        ------------   ------------
                                              14,170        155,757
                                        ------------   ------------
              TOTAL WARRANTS ...........     651,235      1,084,883
                                        ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 3.2%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
$ 3,000,000   Pep Boys - Manny,
                Moe & Jack, Cv.,
                4.250%, 06/01/07 .......   2,977,554      2,925,000
    800,000   Standard Motor
                Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .......     680,593        712,000
                                        ------------   ------------
                                           3,658,147      3,637,000
                                        ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.3%
  1,400,000   GenCorp Inc.,
                Sub. Deb. Cv.,
                5.750%, 04/15/07 .......   1,360,776      1,538,250
                                        ------------   ------------
              BROADCASTING -- 0.5%
  2,550,000   Sinclair Broadcast
                Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 .......   2,078,534      2,244,000
    500,000   Sinclair Broadcast
                Group Inc.,
                Sub. Deb. Cv.,
                4.875%, 07/15/18 .......     444,299        449,375
                                        ------------   ------------
                                           2,522,833      2,693,375
                                        ------------   ------------
              BUSINESS SERVICES -- 0.2%
    100,000   BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a)(c)      97,500              0
  2,000,000   GP Strategies Corp.,
                Sub. Deb.,
                6.000%, 08/14/08 (c)(d)    1,552,703      1,339,125
                                        ------------   ------------
                                           1,650,203      1,339,125
                                        ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.1%
  3,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 .......   2,920,873      3,015,000
  3,500,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 .......   3,375,169      3,311,875
                                        ------------   ------------
                                           6,296,042      6,326,875
                                        ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
    500,000   EDO Corp., Sub. Deb. Cv.,
                5.250%, 04/15/07 .......     514,745        514,375
                                        ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

  PRINCIPAL                                               MARKET
   AMOUNT                                   COST           VALUE
  --------                                  ----          -------
              CORPORATE BONDS (CONTINUED)
              ENERGY AND UTILITIES: ELECTRIC -- 0.2%
$ 1,200,000   Mirant Corp., Deb. Cv.,
                2.500%, 06/15/21+ (a) ..$    886,921   $  1,242,000
                                        ------------   ------------
              HEALTH CARE -- 0.0%
    200,000   Twin Laboratories Inc.,
                Sub. Deb.,
                10.250%, 05/15/06+ (a) .      77,159         12,000
                                        ------------   ------------
              METALS AND MINING -- 0.2%
  1,000,000   Inco Ltd., Cv.,
                Zero Coupon, 03/29/21 ..     997,560      1,262,500
                                        ------------   ------------
              TOTAL CORPORATE BONDS ....  17,964,386     18,565,500
                                        ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 4.8%
 28,446,000   U.S. Treasury Bills,
                3.018% to 3.825%++,
                10/06/05 to 03/09/06 ...  28,306,758     28,309,358
                                        ------------   ------------
              TOTAL
                INVESTMENTS -- 99.4% ...$471,153,195    583,557,688
                                        ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.6% ..........      3,573,067
                                                       ------------
              NET ASSETS -- 100.0% .................   $587,130,755
                                                       ============
----------------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $1,378,689 or 0.23% of total net assets.
 (c) Securities  fair  valued  under  procedures  established  by the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $3,424,492 or 0.58% of total net assets.
(d) At September 30, 2005, the Fund held restricted and illiquid securities amounting to $3,424,492 or 0.58% of net assets, which were valued under methods approved by the Board, as follows:
ACQUISITION                                                            09/30/05
  SHARES/                                                              CARRYING
 PRINCIPAL                                 ACQUISITION  ACQUISITION     VALUE
  AMOUNT     ISSUER                           DATE         COST        PER UNIT
  ------     ------                        -----------  -----------    --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.00%, 08/14/08 .............. 08/08/03    $1,362,935     $ 66.9563
   250,000  GP Strategies Corp.,
             Warrants, expire
             08/14/08 ..................... 08/08/03       637,065        3.7165
       100  Gray Television Inc.,
             8.000%
             Cv. Pfd.,  Ser. C ............ 04/22/02     1,000,000   10,100.0000
   379,703  National Patent Development
             Corp., Warrants,
             expire 08/14/08 .............. 11/24/04          0.00        0.3851

 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $471,153,195) ........$583,557,688
  Foreign currency, at value (cost $25,873) ........      25,398
  Cash .............................................      30,293
  Receivable for Fund shares sold ..................   3,261,399
  Dividends and interest receivable ................   1,208,081
  Receivable for investments sold ..................     897,798
  Other assets .....................................       2,658
                                                    ------------
  TOTAL ASSETS ..................................... 588,983,315
                                                    ------------
LIABILITIES:
  Payable for Fund shares redeemed .................     843,008
  Payable for investment advisory fees .............     471,862
  Payable for investments purchased ................     187,625
  Payable for distribution fees ....................     119,886
  Payable for shareholder services fees ............      70,287
  Payable for shareholder communications fees ......      65,362
  Other accrued expenses ...........................      94,530
                                                    ------------
  TOTAL LIABILITIES ................................   1,852,560
                                                    ------------
  NET ASSETS applicable to 31,364,678
    shares outstanding .............................$587,130,755
                                                    ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ....$     31,365
  Additional paid-in capital ....................... 469,747,431
  Accumulated (distributions in excess of)
    net investment income ..........................     (61,155)
  Accumulated net realized gain on investments
    and foreign currency transactions ..............   5,014,895
  Net unrealized appreciation on investments ....... 112,404,493
  Net unrealized depreciation on foreign
    currency translations ..........................      (6,274)
                                                    ------------
  NET ASSETS .......................................$587,130,755
                                                    ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($580,080,886 / 30,985,073 shares
    outstanding; 150,000,000 shares authorized) ....      $18.72
                                                          ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($3,644,563 / 195,263 shares outstanding;
    50,000,000 shares authorized) ..................      $18.66
                                                          ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price) ............................      $19.80
                                                          ======
  CLASS B:
  Net Asset Value and offering price per share
    ($31,574 / 1,709 shares outstanding; 50,000,000
    shares authorized) .............................      $18.48(a)
                                                          ======
  CLASS C:
  Net Asset Value and offering price per share
    ($3,373,732 / 182,633 shares outstanding;
    50,000,000 shares authorized) ..................      $18.47(a)
                                                          ======

-------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $195,150)   $ 11,158,655
  Interest ...................................      1,543,209
                                                 ------------
  TOTAL INVESTMENT INCOME ....................     12,701,864
                                                 ------------
EXPENSES:
  Investment advisory fees ...................      4,550,011
  Distribution fees -- Class AAA .............      1,132,038
  Distribution fees -- Class A ...............          2,618
  Distribution fees -- Class B ...............            108
  Distribution fees -- Class C ...............         11,282
  Shareholder services fees ..................        461,650
  Shareholder communications expenses ........        176,507
  Custodian fees .............................        109,322
  Registration fees ..........................         66,659
  Legal and audit fees .......................         56,287
  Directors' fees ............................         23,785
  Miscellaneous expenses .....................         75,143
                                                 ------------
  TOTAL EXPENSES .............................      6,665,410
  Less: Custodian fee credits ................         (4,876)
                                                 ------------
  NET EXPENSES ...............................      6,660,534
                                                 ------------
  NET INVESTMENT INCOME ......................      6,041,330
                                                 ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...........     10,263,918
  Net realized gain on foreign
    currency transactions ....................         20,357
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ....................     48,815,905
                                                 ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY .........     59,100,180
                                                 ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................   $ 65,141,510
                                                 ============

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         YEAR ENDED         YEAR ENDED
                                                                     SEPTEMBER 30, 2005 SEPTEMBER 30, 2004
                                                                     ------------------ ------------------
OPERATIONS:
  Net investment income ............................................   $   6,041,330      $   4,536,567
  Net realized gain on investments and foreign currency transactions      10,284,275          8,029,283
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..............................      48,815,905         33,027,899
                                                                       -------------      -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      65,141,510         45,593,749
                                                                       -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................      (6,076,053)        (5,229,584)
    Class A ........................................................         (14,675)              (389)
    Class B ........................................................            (137)               (13)
    Class C ........................................................         (15,344)              (259)
                                                                       -------------      -------------
                                                                          (6,106,209)        (5,230,245)
                                                                       -------------      -------------
  Net realized gains on investments
    Class AAA ......................................................      (9,683,440)        (1,806,422)
    Class A ........................................................         (13,842)              (135)
    Class B ........................................................            (107)                (4)
    Class C ........................................................         (14,192)               (89)
                                                                       -------------      -------------
                                                                          (9,711,581)        (1,806,650)
                                                                       -------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................     (15,817,790)        (7,036,895)
                                                                       -------------      -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................     175,602,480         54,989,849
    Class A ........................................................       3,406,570            123,156
    Class B ........................................................          29,210              1,017
    Class C ........................................................       3,196,846             77,434
                                                                       -------------      -------------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......     182,235,106         55,191,456
                                                                       -------------      -------------
  REDEMPTION FEES ..................................................          46,462                 --
                                                                       -------------      -------------
  NET INCREASE IN NET ASSETS .......................................     231,605,288         93,748,310
NET ASSETS:
  Beginning of period ..............................................     355,525,467        261,777,157
                                                                       -------------      -------------
  End of period ....................................................   $ 587,130,755      $ 355,525,467
                                                                       =============      =============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares outstanding known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At September 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the fiscal year that the differences arise.

For the fiscal year ended September 30, 2005 reclassifications were made to increase accumulated net investment income by $20,356 and decrease accumulated net realized gain on investments by $20,356.

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

                                           FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                          SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
                                          ------------------  ------------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income
        (inclusive of short-term
        capital gains) .....................  $ 9,358,636          $7,036,895
      Net long-term capital gains ..........    6,459,154                  --
                                              -----------          ----------
      Total distributions paid .............  $15,817,790          $7,036,895
                                              ===========          ==========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distributions are determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

              Undistributed long-term capital gains .............  $  6,073,274
              Net unrealized appreciation .......................   111,341,422
              Other temporary differences .......................       (62,737)
                                                                   ------------
                Total accumulated earnings ......................  $117,351,959
                                                                   ============

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund had no capital losses to defer.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at September 30, 2005:

                                          GROSS         GROSS     NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION/
                            COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                        ------------  ------------  ------------   ------------
     Investments ...... $472,216,266  $124,087,963  $(12,746,541)  $111,341,422

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2005, other than short-term securities, aggregated $262,952,110 and $48,930,603, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2005, the Fund paid brokerage commissions of $275,787 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $18,493 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2005, the Fund reimbursed the Adviser $42,450 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the fiscal year ended September 30, 2005, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal year ended September 30, 2005 amounted to $46,462.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                          SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
                                                     ----------------------------      ---------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................ 14,143,848      $254,681,597       7,919,728     $130,184,333
Shares issued upon reinvestment of dividends .......    812,370        14,527,787         393,424        6,453,128
Shares redeemed .................................... (5,214,853)      (93,606,904)     (4,998,860)     (81,647,612)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................  9,741,365      $175,602,480       3,314,292     $ 54,989,849
                                                     ==========      ============      ==========     ============
                                                                CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................    198,451      $  3,597,003           7,383     $    122,882
Shares issued upon reinvestment of dividends .......      1,332            24,074              17              274
Shares redeemed ....................................    (11,920)         (214,507)             --               --
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................    187,863      $  3,406,570           7,400     $    123,156
                                                     ==========      ============      ==========     ============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................      1,633      $     28,966              61     $      1,000
Shares issued upon reinvestment of dividends .......         14               244               1               17
Shares redeemed ....................................         --                --              --               --
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................      1,647      $     29,210              62     $      1,017
                                                     ==========      ============      ==========     ============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................    179,380      $  3,223,463           4,732     $     77,086
Shares issued upon reinvestment of dividends .......      1,487            26,658              21              348
Shares redeemed ....................................     (2,987)          (53,275)             --               --
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................    177,880      $  3,196,846           4,753     $     77,434
                                                     ==========      ============      ==========     ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund nor any material adverse effect on the Adviser or its ability to manage the Fund.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   INCOME
                          FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
              ------------------------------------------------  -------------------------------------
                                           Net
               Net Asset              Realized and    Total                    Net
  Period        Value,       Net       Unrealized     from         Net       Realized
   Ended      Beginning  Investment  Gain/(Loss) on Investment  Investment   Gain on       Total
September 30  of Period  Income(d)     Investments  Operations   Income    Investments  Distributions
------------  ---------  ---------   -------------- ----------  ---------- -----------  -------------
CLASS AAA
  2005         $16.73      $0.24          $2.41       $2.65       $(0.24)    $(0.42)       $(0.66)
  2004          14.60       0.23           2.26        2.49        (0.27)     (0.09)        (0.36)
  2003          11.93       0.28           2.64        2.92        (0.25)        --         (0.25)
  2002          13.88       0.23          (1.79)      (1.56)       (0.23)     (0.16)        (0.39)
  2001          16.35       0.25          (0.28)      (0.03)       (0.36)     (2.08)        (2.44)

CLASS A
  2005         $16.72      $0.20          $2.43       $2.63       $(0.27)    $(0.42)       $(0.69)
  2004(a)       16.40       0.16           0.43        0.59        (0.20)     (0.07)        (0.27)

CLASS B
  2005         $16.62      $0.04          $2.46       $2.50       $(0.22)    $(0.42)       $(0.64)
  2004(a)       16.40       0.07           0.42        0.49        (0.20)     (0.07)        (0.27)

CLASS C
  2005         $16.64      $0.07          $2.43       $2.50       $(0.25)    $(0.42)       $(0.67)
  2004(a)       16.40       0.08           0.43        0.51        (0.20)     (0.07)        (0.27)

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------

                          Net Asset               Net Assets
  Period                   Value,                   End of           Net                  Portfolio
   Ended       Redemption  End of       Total       Period       Investment  Operating    Turnover
September 30     Fees(d)   Period      Return+    (in 000's)       Income    Expenses       Rate
------------   ----------  ------      -------    ----------     ----------  ---------    ---------
CLASS AAA
  2005          $0.00(c)   $18.72       16.09%     $580,081         1.33%      1.46%         11%
  2004             --       16.73       17.13       355,321         1.42       1.49          12
  2003             --       14.60       24.59       261,777         2.09       1.49          27
  2002             --       11.93      (11.58)      162,938         1.75       1.50          12
  2001             --       13.88       (0.43)      121,499         1.65       1.55          41

CLASS A
  2005          $0.00(c)   $18.66       15.99%     $  3,644         1.08%      1.50%         11%
  2004(a)          --       16.72        3.62           124         1.33(b)    1.49(b)       12

CLASS B
  2005          $0.00(c)   $18.48       15.28%     $     32         0.20%      2.22%         11%
  2004(a)          --       16.62        3.00             1         0.56(b)    2.24(b)       12

CLASS C
  2005          $0.00(c)   $18.47       15.24%     $  3,374         0.37%      2.24%         11%
  2004(a)          --       16.64        3.13            79         0.62(b)    2.24(b)       12

-----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) Amount represents less than $0.005 per share.
(d) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Equity Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Equity Income Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Equity Income Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
November 11, 2005

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Equity Income Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Equity Income Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                  HELD BY DIRECTOR 3
-----------------     ------------- ----------------     -----------------------                -------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991          24        Chairman of the Board and Chief Executive   Director of Morgan
Director and                                         Officer of GAMCO Investors, Inc. and        Group Holdings, Inc.
Chief Investment Officer                             Chief Investment Officer-Value Portfolios   (holding company)
Age: 63                                              of Gabelli Funds, LLC and GAMCO Asset
                                                     Management Inc.; Chairman and Chief
                                                     Executive Officer of Lynch Interactive
                                                     Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991          10        Senior Vice President of Gabelli & Company,          --
Director                                             Inc.; Director of Gabelli Advisers, Inc.
Age: 61

KARL OTTO POHL 5       Since 1992          35        Member of the Shareholder Committee of      Director of GAMCO
Director                                             Sal Oppenheim Jr. & Cie (private investment Investors, Inc. (investment
Age: 75                                              bank); Former President of the              management); Chairman,
                                                     Deutsche Bundesbank and Chairman of its     InCentive Capital and InCentive
                                                     Central Bank Council (1980-1991)            Asset Management (Zurich);
                                                                                                 Director at Sal Oppenheim
                                                                                                 Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991          37        Partner in the law firm of                           --
Director                                             Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT     Since 1991          14        Former Senior Vice President and Chief      Director of Aphton
Director                                             Financial Officer of KeySpan Energy         Corporation
Age: 61                                              Corporation (utility holding company)       (biopharmaceutical company)

ROBERT J. MORRISSEY    Since 1991          10        Partner in the law firm of                           --
Director                                             Morrissey, Hawkins & Lynch
Age: 66

ANTHONY R. PUSTORINO   Since 1991          17        Certified Public Accountant; Professor      Director of Lynch Corporation
Director                                             Emeritus, Pace University                   (diversified manufacturing)
Age: 80

ANTHONIE C. VAN EKRIS  Since 1991          21        Chairman of BALMAC International, Inc.      Director of Aurado Energy Inc.
Director                                             (commodities and futures trading)           (oil and gas operations)
Age: 71

SALVATORE J. ZIZZA     Since 2001          25        Chairman, Hallmark Electrical               Director of Hollis Eden
Director                                             Supplies Corp.                              Pharmaceuticals; Director
Age: 59                                                                                          of Earl Scheib, Inc.
                                                                                                 (automotive services)

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                  HELD BY DIRECTOR 3
-----------------     ------------- ----------------     -----------------------                -------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1991           --       Executive Vice President and Chief Operating         --
President and Treasurer                              Officer of Gabelli Funds, LLC since 1988;
Age: 53                                              Director and President of Gabelli Advisers, Inc.
                                                     since 1998; Officer of all the registered
                                                     investment companies in the Gabelli Fund complex

JAMES E. MCKEE         Since 1995           --       Vice President, General Counsel and Secretary        --
Secretary                                            of GAMCO Investors, Inc. since 1999
Age: 42                                              and GAMCO Asset Management Inc. since 1993;
                                                     Secretary of all of the registered investment
                                                     companies advised by Gabelli Advisers, Inc.
                                                     and Gabelli Funds, LLC

PETER D. GOLDSTEIN     Since 2004           --       Director of Regulatory Affairs for GAMCO             --
Chief Compliance Officer                             Investors, Inc. since 2004; Chief Compliance
Age: 52                                              Officer of all of the registered investment
                                                     companies in the Gabelli Fund complex; Vice
                                                     President of Goldman Sachs Asset Management
                                                     from 2000-2004; Deputy General Counsel of
                                                     GAMCO Investors, Inc. from 1998-2000

----------------------
   1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
   3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
   4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
   5 Effective November 15, 2005, Mr. Pohl resigned from the Board of Directors and now serves as Director Emeritus.


--------------------------------------------------------------------------------
                  2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2005, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.3821, $0.4121, $0.3631 and $0.3891 and long-term capital gains totaling $0.2790, $0.2790, $0.2790 and $0.2790 per share for Class AAA, Class A, Class B and Class C, respectively. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2005,100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualifying dividend income. An estimate of qualified dividend income of $10,626,294 was received by the Fund through September 30, 2005 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2005 which was derived from U.S. Treasury securities was 2.16%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2005. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
EXECUTIVE OFFICER                                 DEUTSCHE BUNDESBANK
GAMCO INVESTORS, INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT AND TREASURER                           SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q305SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
EQUITY
INCOME
FUND
                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2005



TO OUR SHAREHOLDERS,

      The Gabelli Woodland Small Cap Value Fund (the "Fund") outperformed its small cap benchmark, the Russell 2000 Index, as well as other broad based market indices for the twelve month period ended September 30, 2005. During this period, the Fund rose 20.67% versus gains of 17.95% for the Russell 2000, 12.25% for the Standard & Poor's 500 Index and 19.24% for the Value Line Composite Index.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2005 (A)(B)
            --------------------------------------------------------
                                                                Since Inception
                                      Quarter        1 Year       (12/31/02)
                                      -------        ------     ---------------
 GABELLI WOODLAND SMALL CAP
    VALUE FUND CLASS AAA ...........  4.13%          20.67%         17.19%
 Russell 2000 Index ................  4.69           17.95          23.86
 S&P 500 Index .....................  3.60           12.25          14.93
 Value Line Composite Index ........  4.88           19.24          24.28
 Class A ...........................  4.12           20.76          17.22
                                     (1.88)(c)       13.82(c)       14.73(c)
 Class B ...........................  2.43           19.86          17.53
                                     (2.57)(d)       14.86(d)       16.74(d)
 Class C ...........................  3.97           19.91          16.49
                                      2.97(d)        18.91(d)       16.49(d)
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION
      For the fiscal year ended September 30, 2005, the Fund outperformed the Russell 2000. The Fund gained 20.7% versus a gain of 18.0% for the Russell 2000 Index. Calendar year-to-date the Fund is up 6.3% versus a gain of 3.4% for the Russell 2000.

      Last year when we wrote to you, the ongoing conflict in Iraq, the Presidential election, and rising raw material costs were clearly the major issues confronting the market. Over the past year, we have seen the "civil war" in Iraq continue, raw material costs continue to increase, a dramatic rise in fuel costs, the Federal Funds Rate increase by 175 bps, and two natural disasters in the coast region. The dramatic rise in fuel costs has imposed a "tax" that is putting a drag on overall consumer discretionary spending. It always seems that the moment we solve/settle one problem another rises to take its place. That is the long-term history of the market. We have and will continue to deal with that reality.

      During the past year we had several investments add to our overall performance. The three biggest contributors were CNS, Inc., Office Depot, and Texas Industries. CNS, Inc. rose 137% over the last twelve months. CNS, Inc. benefited over the last year from a re-launch of the Clear Nasal Strip and strong growth in Fiber Choice sales due to the introduction of two new Fiber Choice products. Office Depot rose 98% over the last twelve months. Office Depot had been going through a significant restructuring effort, which included bringing in a new CEO, Steve Odland. The new management team redirected the focus of the company toward margin expansion, free cash flow, and return on invested capital. Texas Industries rose 73% over the last twelve months. As a leading supplier of steel and cement, the management team realized the value of the two businesses was more valuable operating as stand-alone companies and therefore completed the spin-off of the steel business in July 2005.

      We were not without our share of disappointments during the past year. The biggest disappointment was Alloy Incorporated. Alloy is a media/marketing services and direct marketing company that targets Generation Y. Alloy is in the process of separating their two divisions and once completed we believe this should create additional shareholder value.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
       WOODLAND SMALL CAP VALUE FUND CLASS AAA AND THE RUSSELL 2000 INDEX

                        Gabelli Woodland Small
                                Cap Value Fund
                                   (Class AAA)          Russell 2000 Index
12/31/02                                10,000                      10,000
9/30/03                                 10,580                      12,858
9/30/04                                 12,825                      15,271
9/30/05                                 15,476                      18,022


--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                                      Year                    Life of Fund
--------------------------------------------------------------------------------
Class AAA                             20.67%                      17.19%
Russell 2000                          17.95                       23.86
--------------------------------------------------------------------------------
*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2005 through  September  30,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2005.

                           Beginning        Ending       Annualized    Expenses
                         Account Value   Account Value    Expense    Paid During
                           04/01/05         09/30/05       Ratio       Period*
--------------------------------------------------------------------------------
GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                 $1,000.00        $1,079.60        2.00%       $10.43
Class A                   $1,000.00        $1,081.20        2.00%       $10.43
Class B                   $1,000.00        $1,067.20        2.75%       $14.25
Class C                   $1,000.00        $1,077.10        2.75%       $14.32
HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00        $1,015.04        2.00%       $10.10
Class A                   $1,000.00        $1,015.04        2.00%       $10.10
Class B                   $1,000.00        $1,011.28        2.75%       $13.87
Class C                   $1,000.00        $1,011.28        2.75%       $13.87

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------


SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.


THE GABELLI WOODLAND SMALL CAP VALUE FUND

Diversified Industrial ............................. 16.1%
Health Care ........................................ 12.5%
U.S. Government Obligations ........................ 11.7%
Business Services ..................................  9.1%
Consumer Products ..................................  8.1%
Financial Services .................................  7.2%
Food and Beverage ..................................  6.6%
Computer Software and Services .....................  6.2%
Equipment and Supplies .............................  4.2%
Hotels and Gaming ..................................  3.9%
Automotive: Parts and Accessories ..................  3.3%
Retail .............................................  2.7%
Aerospace ..........................................  2.0%
Manufactured Housing and
   Recreational Vehicles ...........................  1.8%
Entertainment ......................................  1.8%
Transportation .....................................  1.5%
Publishing .........................................  1.2%
Energy and Utilities ...............................  1.2%
Specialty Chemicals ................................  1.1%
Other Assets and Liabilities - Net ................. (2.2)%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                MARKET
       SHARES                                       COST         VALUE
       ------                                       ----        -------
              COMMON STOCKS -- 90.5%
              AEROSPACE -- 2.0%
       3,305  Alliant Techsystems Inc.+ .........$    98,271  $   246,718
                                                 -----------  -----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
       6,440  CLARCOR Inc. ......................    166,188      184,957
       5,550  Modine Manufacturing Co. ..........    156,803      203,574
       1,279  Proliance International Inc.+ .....      6,475        7,009
                                                 -----------  -----------
                                                     329,466      395,540
                                                 -----------  -----------
              BUSINESS SERVICES -- 9.1%
       9,890  Adesa Inc. ........................    142,360      218,569
      11,690  Bowne & Co. Inc. ..................    140,939      167,050
       5,100  Fair Isaac Corp. ..................    155,799      228,480
       4,410  HNI Corp. .........................    126,418      265,570
       5,540  The Brink's Co. ...................     97,220      227,473
                                                 -----------  -----------
                                                     662,736    1,107,142
                                                 -----------  -----------
              COMPUTER SOFTWARE AND SERVICES -- 6.2%
       3,510  Harland Co., John H. ..............    106,307      155,844
       8,886  Intergraph Corp.+ .................    177,657      397,293
      23,500  Stellent Inc.+ ....................    185,136      201,395
                                                 -----------  -----------
                                                     469,100      754,532
                                                 -----------  -----------
              CONSUMER PRODUCTS -- 8.1%
       5,750  Alberto-Culver Co. ................    161,906      257,312
       4,050  Brunswick Corp. ...................    103,185      152,807
       4,825  Church & Dwight Co. Inc. ..........    103,988      178,236
       4,030  CNS Inc. ..........................     44,642      105,062
       7,115  Jarden Corp.+ .....................    125,234      292,213
                                                 -----------  -----------
                                                     538,955      985,630
                                                 -----------  -----------
              DIVERSIFIED INDUSTRIAL -- 16.1%
       4,730  Albany International Corp.,
                Cl.  A ..........................     93,596      174,395
      13,600  Apogee Enterprises Inc. ...........    144,047      232,560
       3,380  Carlisle Companies Inc. ...........    166,843      214,866
       7,680  EnPro Industries Inc.+ ............    211,911      258,739
       1,580  ESCO Technologies Inc.+ ...........     44,154       79,111
      11,530  Griffon Corp.+ ....................    195,005      283,638
      11,995  Material Sciences Corp.+ ..........    126,193      180,765
       9,820  Pentair Inc. ......................    189,152      358,430
       3,140  Texas Industries Inc. .............     61,829      170,816
                                                 -----------  -----------
                                                   1,232,730    1,953,320
                                                 -----------  -----------
              ENERGY AND UTILITIES -- 1.2%
       3,129  ALLETE Inc. .......................     89,274      143,340
                                                 -----------  -----------
              ENTERTAINMENT -- 1.8%
      44,130  Alloy Inc.+ .......................    279,961      213,589
                                                 -----------  -----------
              EQUIPMENT AND SUPPLIES -- 4.2%
       6,190  Tennant Co. .......................    229,508      253,666
       6,950  Toro Co. ..........................    177,221      255,482
                                                 -----------  -----------
                                                     406,729      509,148
                                                 -----------  -----------
              FINANCIAL SERVICES -- 7.2%
      13,910  BISYS Group Inc.+ .................    207,147      186,811
      13,340  NewAlliance Bancshares Inc. .......    198,785      195,298
      11,200  TCF Financial Corp. ...............    170,837      299,600
      14,570  USI Holdings Corp.+ ...............    183,063      189,264
                                                 -----------  -----------
                                                     759,832      870,973
                                                 -----------  -----------

                                                                MARKET
       SHARES                                       COST         VALUE
       ------                                       ----        -------
              FOOD AND BEVERAGE -- 6.6%
      19,080  Del Monte Foods Co.+ ..............$   167,172  $   204,728
       5,030  PepsiAmericas Inc. ................     78,366      114,332
       9,940  Triarc Companies Inc., Cl. A ......     84,076      166,992
      20,200  Triarc Companies Inc., Cl. B ......    188,230      308,454
                                                 -----------  -----------
                                                     517,844      794,506
                                                 -----------  -----------
              HEALTH CARE -- 12.5%
       2,013  Fisher Scientific
                International Inc.+ .............     74,583      124,907
       6,010  Immucor Inc.+ .....................    154,878      164,914
       5,380  Laboratory Corporation of
                America Holdings+ ...............    168,056      262,060
      13,782  Lifecore Biomedical Inc.+ .........    121,662      166,624
       6,100  PolyMedica Corp. ..................    185,223      213,134
      11,330  Possis Medical Inc.+ ..............    134,469      124,177
       6,700  SurModics Inc.+ ...................    149,451      259,223
       6,990  West Pharmaceutical
                Services Inc. ...................    185,692      207,393
                                                 -----------  -----------
                                                   1,174,014    1,522,432
                                                 -----------  -----------
              HOTELS AND GAMING -- 3.9%
       6,600  Gaylord Entertainment Co.+ ........    163,507      314,490
       5,550  Vail Resorts Inc.+ ................     94,663      159,563
                                                 -----------  -----------
                                                     258,170      474,053
                                                 -----------  -----------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.8%
      15,050  Champion Enterprises Inc.+ ........    159,848      222,439
                                                 -----------  -----------
              PUBLISHING -- 1.2%
      10,050  Journal Communications Inc.,
                Cl. A ...........................    174,888      149,745
                                                 -----------  -----------
              RETAIL -- 2.7%
      14,920  Gander Mountain Co.+ ..............    178,135      134,131
       6,690  Office Depot Inc.+ ................     82,421      198,693
                                                 -----------  -----------
                                                     260,556      332,824
                                                 -----------  -----------
              SPECIALTY CHEMICALS -- 1.1%
       2,990  Cytec Industries Inc. .............     90,329      129,706
                                                 -----------  -----------
              TRANSPORTATION -- 1.5%
       7,260  Laidlaw International Inc. ........    121,759      175,474
                                                 -----------  -----------
              TOTAL COMMON STOCKS ...............  7,624,462   10,981,111
                                                 -----------  -----------
   PRINCIPAL
    AMOUNT
     --------
              U.S. GOVERNMENT OBLIGATIONS -- 11.7%
 $1,436,000   U.S. Treasury Bills,
                3.018% to 3.825%++,
                10/20/05 to 03/09/06 ............  1,426,611    1,426,995
                                                 -----------  -----------
              TOTAL
                INVESTMENTS -- 102.2% ...........$ 9,051,073   12,408,106
                                                 ===========
              OTHER ASSETS AND LIABILITIES (NET) -- (2.2)% ...   (272,269)
                                                              -----------
              NET ASSETS -- 100.0% ...........................$12,135,837
                                                              ===========
----------------
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $9,051,073) ....................   $12,408,106
  Receivable for Fund shares sold ............................        21,701
  Dividends receivable .......................................         1,258
  Other assets ...............................................           276
                                                                 -----------
  TOTAL ASSETS ...............................................    12,431,341
                                                                 -----------
LIABILITIES:
  Payable for investments purchased ..........................       242,839
  Payable for legal and audit fees ...........................        32,556
  Payable for investment advisory fees .......................         4,012
  Payable for distribution fees ..............................         2,495
  Payable for Fund shares redeemed ...........................         1,171
  Payable to custodian .......................................           168
  Other accrued expenses .....................................        12,263
                                                                 -----------
  TOTAL LIABILITIES ..........................................       295,504
                                                                 -----------
  NET ASSETS applicable to 829,292
    shares outstanding .......................................   $12,135,837
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ..............   $       829
  Additional paid-in capital .................................     8,000,445
  Accumulated net realized gain on investments ...............       777,530
  Net unrealized appreciation on investments .................     3,357,033
                                                                 -----------
  NET ASSETS .................................................   $12,135,837
                                                                 ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($11,839,123 / 808,807 shares
    outstanding; 100,000,000 shares authorized) ..............        $14.64
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($107,668 / 7,348 shares outstanding;
    50,000,000 shares authorized) ............................        $14.65
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) ......................................        $15.54
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($156 / 10.56 shares outstanding; 50,000,000
    shares authorized) .......................................        $14.77(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per
    share ($188,890 / 13,126 shares outstanding;
    50,000,000 shares authorized) ............................        $14.39(a)
                                                                      ======

-------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends .................................................       $    66,412
  Interest ..................................................             9,629
                                                                    -----------
  TOTAL INVESTMENT INCOME ...................................            76,041
                                                                    -----------
EXPENSES:
  Investment advisory fees ..................................            62,004
  Distribution fees -- Class AAA ............................            15,164
  Distribution fees -- Class A ..............................               199
  Distribution fees -- Class B ..............................                 1
  Distribution fees -- Class C ..............................               549
  Legal and audit fees ......................................            29,198
  Registration fees .........................................            27,755
  Shareholder communications expenses .......................            21,039
  Shareholder services fees .................................            14,560
  Custodian fees ............................................            10,570
  Directors' fees ...........................................               367
  Miscellaneous expenses ....................................             4,879
                                                                    -----------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY ADVISER ..........................           186,285
                                                                    -----------
  Fees waived and expenses reimbursed
    by Adviser ..............................................           (61,198)
  Less: Custodian fee credits ...............................              (413)
                                                                    -----------
  TOTAL EXPENSES -- NET .....................................           124,674
                                                                    -----------
  NET INVESTMENT LOSS .......................................           (48,633)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments ..........................           837,195
  Net change in unrealized appreciation/
    depreciation on investments .............................           284,720
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..........................................         1,121,915
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................       $ 1,073,282
                                                                    ===========

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               YEAR ENDED         YEAR ENDED
                                           SEPTEMBER 30, 2005 SEPTEMBER 30, 2004
                                           ------------------ ------------------
OPERATIONS:
  Net investment loss ....................    $    (48,633)      $    (33,845)
  Net realized gain on investments .......         837,195            251,438
  Net change in unrealized appreciation/
     depreciation on investments .........         284,720            302,913
                                              ------------       ------------
  NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ........       1,073,282            520,506
                                              ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class AAA ............................        (216,521)            (6,975)
    Class A ..............................          (3,450)               (29)
    Class B ..............................              (7)                (1)
    Class C ..............................          (2,367)              (362)
                                              ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....        (222,345)            (7,367)
                                              ------------       ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ............................       7,618,024            573,650
    Class A ..............................          50,032             41,636
    Class B ..............................               8                 --
    Class C ..............................         140,546            (97,250)
                                              ------------       ------------
  NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..........       7,808,610            518,036
                                              ------------       ------------
  REDEMPTION FEES ........................              60                 --
                                              ------------       ------------
  NET INCREASE IN NET ASSETS .............       8,659,607          1,031,175
NET ASSETS:
  Beginning of period ....................       3,476,230          2,445,055
                                              ------------       ------------
  End of period ..........................    $ 12,135,837       $  3,476,230
                                              ============       ============

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares outstanding known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custodian arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the fiscal year that the differences arise.

For the fiscal year ended September 30, 2005, reclassifications were made to decrease accumulated net investment loss by $48,633 and decrease accumulated net realized gain on investments by $38,448, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

                                        FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                       SEPTEMBER 30, 2005    SEPTEMBER 30, 2004
                                       ------------------    ------------------
         DISTRIBUTIONS PAID FROM:
         Ordinary income
           (inclusive of short-term
           capital gains) .................. $188,894                $7,367
         Net long-term capital gains .......   33,451                    --
                                             --------                ------
         Total distributions paid .......... $222,345                $7,367
                                             ========                ======

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

             Undistributed long-term capital gains ......... $  813,020
             Net unrealized appreciation ...................  3,321,543
                                                             ----------
               Total accumulated earnings .................. $4,134,563
                                                             ==========

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund had no capital losses to defer.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at September, 30, 2005:

                                          GROSS         GROSS     NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION/
                            COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                         ----------    ----------    ----------     ----------
        Investments .... $9,086,563    $3,526,665    $(205,122)     $3,321,543

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively. For the fiscal year ended September 30, 2005, the Adviser reimbursed the Fund in the amount of $61,198. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% on an annualized basis of average daily net assets for Class AAA, Class A, Class B and Class C, respectively. The cumulative amount for which the Fund may repay the adviser is $176,216.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2005, other than short-term securities, aggregated $2,195,520 and $2,470,369, respectively.

6.  TRANSACTIONS  WITH  AFFILIATES.  During the fiscal year ended  September 30,
2005, the Fund paid brokerage commissions of $216 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $1,687 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this agreement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At September 30, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended September 30, 2005 was $5,589 with a weighted average interest rate of 4.02%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2005 was $231,000.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


8. REORGANIZATION. On June 30, 2005, the Fund acquired all of the net assets of the FMI Woodland Small Capitalization Value Fund pursuant to a Plan of Reorganization approved by the FMI Woodland Small Capitalization Value Fund on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 507,152 Class AAA Shares of the Fund valued at $7,153,355 for the net assets of the FMI Woodland Small Capitalization Value Fund on June 29, 2005. FMI Woodland Small Capitalization Value Fund's net assets of $7,153,355, including $2,609,903 of unrealized appreciation, were combined with those of the Fund on June 30, 2005. The net assets of the Fund immediately before the acquisition were $4,888,669.

9. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares--Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal year ended September 30, 2005 amounted to $60.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Transactions in shares of capital stock were as follows:

                                                                  YEAR ENDED                      YEAR ENDED
                                                              SEPTEMBER 30, 2005              SEPTEMBER 30, 2004
                                                            ------------------------          ----------------------
                                                             SHARES        AMOUNT              SHARES       AMOUNT
                                                            --------     -----------          -------     ----------
                                                                   CLASS AAA                        CLASS AAA
                                                            ------------------------          ----------------------
Shares sold ...............................................  171,431     $ 2,401,287          125,294     $1,550,393
Shares issued in connection with reorganization of
  FMI Woodland Small Capitalization Value Fund ............  507,152       7,153,355
Shares issued upon reinvestment of dividends ..............   15,770         212,423              579          6,880
Shares redeemed ........................................... (150,391)     (2,149,041)         (80,708)      (983,623)
                                                            --------     -----------          -------     ----------
  Net increase ............................................  543,962     $ 7,618,024           45,165     $  573,650
                                                            ========     ===========          =======     ==========
                                                                    CLASS A                          CLASS A
                                                            ------------------------          ----------------------
Shares sold ...............................................    3,409     $    46,582            3,366     $   41,607
Shares issued upon reinvestment of dividends ..............      256           3,450                2             29
Shares redeemed ...........................................       --              --               --             --
                                                            --------     -----------          -------     ----------
  Net increase ............................................    3,665     $    50,032            3,368     $   41,636
                                                            ========     ===========          =======     ==========
                                                                    CLASS B                          CLASS B
                                                            ------------------------          ----------------------
Shares sold ...............................................       --              --               --             --
Shares issued upon reinvestment of dividends ..............        0*    $         8               --             --
Shares redeemed ...........................................       --              --               --             --
                                                            --------     -----------          -------     ----------
  Net increase ............................................        0     $         8               --             --
                                                            ========     ===========          =======     ==========
                                                                    CLASS C                          CLASS C
                                                            ------------------------          ----------------------
Shares sold ...............................................    9,708     $   138,179               31     $      362
Shares issued upon reinvestment of dividends ..............      178           2,367               --              --
Shares redeemed ...........................................       --              --           (7,997)       (97,612)
                                                            --------     -----------          -------     ----------
  Net increase / (decrease) ...............................    9,886     $   140,546           (7,966)    $  (97,250)
                                                            ========     ===========          =======     ==========

----------------
* Share rounded to less than 1.0 shares.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund nor any material adverse effect on the Adviser or its ability to manage the Fund.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                            FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
              ---------------------------------------------------   --------------------------
                                            Net
               Net Asset      Net       Realized and      Total         Net
  Period       Value,     Investment     Unrealized       from       Realized
   Ended      Beginning    Income/     Gain/(Loss) on  Investment     Gain on        Total
September 30  of Period   (Loss)(d)     Investments    Operations   Investments  Distributions
------------  ---------   ---------     -----------    ----------   -----------  -------------
CLASS AAA
  2005         $12.79      $(0.11)         $2.69          $2.58       $(0.73)       $(0.73)
  2004          10.58       (0.14)          2.38           2.24        (0.03)        (0.03)
  2003(a)       10.00       (0.07)          0.65           0.58         --             --
CLASS A
  2005         $12.79      $(0.09)         $2.68          $2.59       $(0.73)       $(0.73)
  2004          10.57       (0.14)          2.39           2.25        (0.03)        (0.03)
  2003(a)       10.00       (0.07)          0.64           0.57         --             --
CLASS B
  2005         $12.98      $(0.21)         $2.73          $2.52       $(0.73)       $(0.73)
  2004          10.59        0.02           2.40           2.42        (0.03)        (0.03)
  2003(a)       10.00       (0.12)          0.71           0.59         --             --
CLASS C
  2005         $12.66      $(0.20)         $2.66          $2.46       $(0.73)       $(0.73)
  2004          10.55       (0.23)          2.37           2.14        (0.03)        (0.03)
  2003(a)       10.00       (0.11)          0.66           0.55         --             --

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               -------------------------------------------------------------
                                                                         Expenses    Expenses
                          Net Asset            Net Assets                  Net of      Before
  Period                   Value,                End of         Net       Waivers/     Waivers/    Portfolio
   Ended      Redemption   End of     Total      Period     Investment   Reimburse-   Reimburse-   Turnover
September 30    Fees(d)    Period    Return+   (in 000's)  Income/(Loss)    ments     ments(c)       Rate
------------  ----------   ------    -------   ----------  ------------- ----------   ----------   ---------
CLASS AAA
  2005          $0.00(e)   $14.64     20.67%     $11,839     (0.78)%      2.01%(f)      2.99%         35%
  2004             --       12.79     21.22        3,388     (1.14)       2.00          5.94          45
  2003(a)          --       10.58      5.80        2,323     (0.97)(b)    2.00(b)      15.05(b)       39
CLASS A
  2005          $0.00(e)   $14.65     20.76%     $   108     (0.68)%      2.01%(f)      3.17%         35%
  2004             --       12.79     21.34           47     (1.16)       2.00          5.94          45
  2003(a)          --       10.57      5.70            3     (0.97)(b)    2.00(b)      15.05(b)       39
CLASS B
  2005          $0.00(e)   $14.77     19.86%     $   0.1     (1.50)%      2.75%(f)      3.87%         35%
  2004             --       12.98     22.91          0.1      0.18        2.75          6.69          45
  2003(a)          --       10.59      5.90          0.1     (1.72)(b)    2.75(b)      15.80(b)       39
CLASS C
  2005          $0.00(e)   $14.39     19.91%     $   189     (1.46)%      2.76%(f)      3.87%         35%
  2004             --       12.66     20.33           41     (1.88)       2.75          6.69          45
  2003(a)          --       10.55      5.50          118     (1.72)(b)    2.75(b)      15.80(b)       39

-------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From commencement of investment operations on December 31, 2002 through September 30, 2003.
(b) Annualized.
(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Amount represents less than $0.005 per share.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%, 2.00%, 2.75% and 2.75% for Class AAA, Class A, Class B and Class C, respectively.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of The Gabelli Woodland Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Woodland Small Cap Value Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Woodland Small Cap Value Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 11, 2005

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Woodland Small Cap Value
Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Woodland Small Cap Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-----------------     -------------  ----------------     ----------------------                ------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991          24        Chairman of the Board and Chief Executive   Director of Morgan Group
Director and                                         Officer of GAMCO Investors, Inc. and        Holdings, Inc.
Chief Investment Officer                             Chief Investment Officer-Value Portfolios   (holding company)
Age: 63                                              of Gabelli Funds, LLC and GAMCO Asset
                                                     Management Inc.; Chairman and Chief
                                                     Executive Officer of Lynch Interactive
                                                     Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991          10        Senior Vice President of Gabelli & Company,          --
Director                                             Inc.; Director of Gabelli Advisers, Inc.
Age: 61

KARL OTTO POHL 5       Since 1992          35        Member of the Shareholder Committee of Sal  Director of GAMCO Investors,
Director                                             Oppenheim Jr. & Cie (private investment     Inc. (investment management);
Age: 75                                              bank); Former President of the              Chairman, InCentive Capital
                                                     Deutsche Bundesbank and Chairman of its     and InCentive Asset Management
                                                     Central Bank Council (1980-1991)            (Zurich); Director at Sal
                                                                                                 Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991          37        Partner in the law firm of                           --
Director                                             Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT     Since 1991          14        Former Senior Vice President and Chief      Director of Aphton Corporation
Director                                             Financial Officer of KeySpan Energy         (biopharmaceutical company)
Age: 61                                              Corporation (utility holding company)

ROBERT J. MORRISSEY    Since 1991          10        Partner in the law firm of Morrissey,                --
Director                                             Hawkins & Lynch
Age: 66

ANTHONY R. PUSTORINO   Since 1991          17        Certified Public Accountant; Professor      Director of Lynch Corporation
Director                                             Emeritus, Pace University                   (diversified manufacturing)
Age: 80

ANTHONIE C. VAN EKRIS  Since 1991          21        Chairman of BALMAC International, Inc.      Director of Aurado
Director                                             (commodities and futures trading)           Energy Inc. (oil and
Age: 71                                                                                          gas operations)

SALVATORE J. ZIZZA     Since 2001          25        Chairman, Hallmark Electrical               Director of Hollis Eden
Director                                             Supplies Corp.                              Pharmaceuticals; Director
Age: 59                                                                                          of Earl Scheib, Inc.
                                                                                                 (automotive  services)

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-----------------     -------------  ----------------     ----------------------                ------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1991           --       Executive Vice President and Chief Operating         --
President and Treasurer                              Officer of Gabelli Funds, LLC since 1988;
Age: 53                                              Director and President of Gabelli Advisers, Inc.
                                                     since 1998; Officer of all the registered
                                                     investment companies in the Gabelli Fund complex

JAMES E. MCKEE         Since 1995           --       Vice President, General Counsel and Secretary        --
Secretary                                            of GAMCO Investors, Inc. since 1999
Age: 42                                              and GAMCO Asset Management Inc. since 1993;
                                                     Secretary of all of the registered investment
                                                     companies advised by Gabelli Advisers, Inc.
                                                     and Gabelli Funds, LLC

PETER D. GOLDSTEIN     Since 2004          --        Director of Regulatory Affairs for GAMCO             --
Chief Compliance Officer                             Investors, Inc. since 2004; Chief Compliance
Age: 52                                              Officer of all of the registered investment
                                                     companies in the Gabelli Fund complex; Vice
                                                     President of Goldman Sachs Asset Management
                                                     from 2000-2004; Deputy General Counsel of
                                                     GAMCO Investors, Inc. from 1998-2000

------------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director will hold office for an indefinite term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. The Gabelli Woodland Small Cap Value Fund is a series of Gabelli Equity Series Funds, Inc., which was organized on July 25, 1991.The Fund commenced investment operations on December 31, 2002. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as each Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
 5 Effective November 15, 2005, Mr. Pohl resigned from the Board of Directors and now serves as Director Emeritus.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended September 30, 2005, the Fund paid to Class AAA, Class A, Class B and Class C shareholders, on December 20, 2004 an ordinary income dividend (comprised of short-term capital gains) totaling $0.6208 and long-term capital gains totaling $0.1099 per share. For the fiscal year ended September 30, 2005, 0.00% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 35.15% of the ordinary income distribution was qualifying dividend income. An estimate of qualified dividend income of $66,403 was received by the Fund through September 30, 2005 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                          Karl Otto Pohl
CHAIRMAN AND CHIEF                             FORMER PRESIDENT
EXECUTIVE OFFICER                              DEUTSCHE BUNDESBANK
GAMCO INVESTORS, INC.

Anthony J. Colavita                            Anthony R. Pustorino
ATTORNEY-AT-LAW                                CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                      PROFESSOR EMERITUS
                                               PACE UNIVERSITY

Vincent D. Enright                             Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                   CHAIRMAN
AND CHIEF FINANCIAL OFFICER                    BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                Salvatore J. Zizza
SENIOR VICE PRESIDENT                          CHAIRMAN
GABELLI & COMPANY, INC.                        HALLMARK ELECTRICAL
                                               SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                        Bruce N. Alpert
PORTFOLIO MANAGER                              PRESIDENT AND TREASURER

James E. McKee                                 Peter D.Goldstein
SECRETARY                                      CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q305SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND
                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $97,800 in 2005 and $90,639 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

     TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,800 in 2005 and $10,200 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement is related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services
              Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $10,800 in 2005 and $10,200 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     December 8, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer and
                           Principal Financial Officer


Date     December 8, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.